UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22329

Nuveen Mortgage and Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
June 30, 2026
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Global High Income Fund
JGH
Nuveen Core Plus Impact Fund
NPCT
Nuveen Mortgage and Income Fund
JLS

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance, Leverage and Holdings Summaries 7
Performance Overview and Holdings Summaries 9
Portfolios of Investments 15
Statement of Assets and Liabilities 37
Statement of Operations 38
Statement of Changes in Net Assets 39
Statement of Cash Flows 41
Financial Highlights 44
Notes to Financial Statements 49
Shareholder Meeting Report 63
Additional Fund Information 64
Glossary of Terms Used in this Report 65
Statement Regarding Basis for Approval of Investment Advisory Contract 67

Important Notices

Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial
Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.
com . For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Leverage and Holding Summaries
section within this report.
JGH and NPCT – Name and investment policy changes:
On August 25, 2026, the Board of Trustees of the Funds have approved name changes for JGH and NPCT, which will be effective on November 16, 2026. In connection with the name changes, each Fund will also adopt revised investment policies associated with their respective new names, which will also be effective November 16, 2026. There will be no changes in the investment approach or investment objective of any of the Funds as a result of the name and investment policy changes.
Name changes
JGH, currently known as Nuveen Global High Income Fund, will be renamed Nuveen Global Credit Income Fund. NPCT, currently known as Nuveen
Core Plus Impact Fund, will be renamed Nuveen Credit and Impact Bond Fund.
Investment policy changes
JGH's current policy states that, under normal conditions, the Fund will invest at least 80% of its Managed Assets in global income-producing securities. Under the new policy, under normal market conditions, the Fund will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes ("Assets") in global credit and credit-related instruments.
NPCT’s, current policy states that, under normal market conditions, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in fixed-income investments of any type, which are subject to the Impact Criteria or Nuveen's ESG criteria.
Under the new policy, under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes (“Assets”) in a combination of credit instruments and impact bonds.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the distributions for each fund are current as of June 30, 2026, and likely will vary over time based on each Fund's investment activities and portfolio investment value changes..
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Actual amounts and sources for tax reporting purposes will be determined as of the Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.
Because distribution source estimates are updated throughout the current fiscal year based on a fund’s performance, these estimates may differ from both the tax information reported to you in your fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the
Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2026 will be made in early 2027 and reported to you on Form 1099-DIV. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
Data as of June 30, 2026
Current Month
Estimated Percentage of Distributions
Fiscal YTD
Estimated Per Share Amounts
Fund
Latest
Monthly
Per Share
Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
Total
Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
JGH(FYE 12/31)
$0.1035 89.9% 0.0% 10.1% $0.6210 $0.5582 $0.0000 $0.0628
NPCT(FYE 12/31)
$0.0895 34.0% 0.0% 66.0% $0.5845 $0.1989 $0.0000 $0.3856
JLS(FYE 12/31)
$0.1535 71.2% 0.0% 28.8% $0.9210 $0.6554 $0.0000 $0.2656

COMMON SHARE REPURCHASES
The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Refer to the Notes to Financial Statements for further details on share repurchases and each Fund's transactions.

About the Funds’ Benchmarks
Bloomberg Global High Yield Index (USD Hedged):
An index designed to measure the performance of the fixed-rate, high yield debt of companies in the U.S., developed markets and emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. Green Bond Index:
An index designed to measure the performance of USD-denominated, U.S. and
non-U.S. fixed income securities, issued to fund projects with direct environmental benefits. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield Bond Index
: An index designed to measure the performance of the USD-
denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. ABS & CMBS Index:
An index that consists of a 50/50 blend of USD-denominated investment grade fixed-
and floating-rate asset backed securities (ABS) and fixed-rate commercial mortgage-backed securities (CMBS) publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the
Funds’ use of leverage through their issuance of bank borrowings, Taxable Fund Preferred Shares (TFP) and/or reverse repurchase agreements. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
With respect to JGH and NPCT, the Funds use credit quality ratings for its portfolio securities provided by Standard & Poor’s Group,
Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Performance, Leverage and Holdings Summaries
(continued)

With respect to JLS, the ratings disclosed are the highest rating given by Standard & Poor’s Group, Moody’s Investors Service, Inc. or
Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.
Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-
investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Global High Income Fund
Fund Performance, Leverage and Holdings June 30, 2026

JGH
Performance*
*For purposes of Fund performance, relative results are measured against the Bloomberg Global High Yield Index (USD Hedged).
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JGH at Common Share NAV 11/24/14 4.09% 8.92% 4.89% 6.71%
JGH at Common Share Price 11/24/14 5.99% 8.37% 5.27% 8.27%
Bloomberg Global High Yield Index (USD Hedged) — 2.82% 8.09% 4.80% 5.72%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$13.72 $12.73 (7.22)% (7.40)%

Fund Performance, Leverage and Holdings
June 30, 2026 (continued)
Leverage and Holdings
Leverage
Effective Leverage 28.99%
Regulatory Leverage 24.47%
Fund Allocation
(% of net assets)
Corporate Bonds 81.9%
Variable Rate Senior Loan
Interests 20.0%
Sovereign Debt 18.1%
Asset-Backed Securities 12.9%
Mortgage-Backed Securities 4.2%
Preferred Stock 1.1%
Common Stocks 0.2%
Repurchase Agreements 1.1%
Other Assets & Liabilities, Net 1.4%
Reverse Repurchase
Agreements, including accrued
interest (8.5)%
Borrowings (32.4)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Energy 9.3%
Telecommunication Services 5.9%
Banks 6.2%
Utilities 5.8%
Financial Services 5.6%
Media & Entertainment 5.4%
Insurance 4.7%
Materials 4.0%
Health Care Equipment &
Services 3.3%
Software & Services 2.9%
Capital Goods 2.7%
Commercial & Professional
Services 2.5%
Food, Beverage & Tobacco 2.4%
Consumer Discretionary
Distribution & Retail 2.3%
Consumer Durables & Apparel 2.2%
Pharmaceuticals, Biotechnology
& Life Sciences 2.2%
Consumer Services 1.6%
Automobiles & Components 1.5%
Other 3.5%
Sovereign Debt 12.9%
Asset-Backed Securities 9.2%
Mortgage-Backed Securities 3.1%
Repurchase Agreements 0.8%
Total 100%
Portfolio Credit Quality
(% of total investments)
A 0.2%
BBB 9.5%
BB or Lower 84.5%
N/R (not rated) 4.8%
N/A (not applicable) 1.0%
Total 100%
Country Allocation
2,3
(% of total investments)
United States 62.8%
Mexico 3.8%
Argentina 3.3%
Colombia 2.7%
Turkey 2.6%
Canada 2.2%
United Kingdom 2.0%
France 2.0%
Germany 1.6%
Switzerland 1.6%
South Africa 1.2%
Nigeria 1.0%
Other 13.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 27.7% (as a percentage of total investments) in emerging market countries.
3 “Other” countries include thirty-six countries that individually constitute less than 1.1% as a percentage of total investments.

Nuveen Core Plus Impact Fund
Fund Performance, Leverage and Holdings June 30, 2026

NPCT
Performance*
*
For purposes of Fund performance, relative results are measured against the NPCT Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 60% of Bloomberg MSCI U.S. Green Bond Index and 2) 40% Bloomberg U.S. Corporate High Yield Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NPCT at Common Share NAV 4/27/21 1.41% 5.82% (2.82)% (2.51)%
NPCT at Common Share Price 4/27/21 5.30% 1.43% (2.34)% (2.73)%
Bloomberg U.S. Aggregate Bond Index — 0.62% 3.79% 0.08% 0.30%
NPCT Blended Benchmark — 1.33% 4.90% 2.15% 2.37%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$10.77 $10.13 (5.94)% (6.76)%

Fund Performance, Leverage and Holdings
June 30, 2026 (continued)
Leverage and Holdings
Leverage
Effective Leverage 36.92%
Regulatory Leverage 29.96%
Fund Allocation
(% of net assets)
Corporate Bonds 102.4%
Mortgage-Backed Securities 23.3%
Sovereign Debt 8.1%
U.S. Government and Agency
Obligations 6.2%
Preferred Stock 6.0%
Municipal Bonds 4.7%
Variable Rate Senior Loan
Interests 1.2%
Asset-Backed Securities 1.1%
Repurchase Agreements 3.9%
Other Assets & Liabilities, Net 1.6%
Reverse Repurchase
Agreements, including accrued
interest (15.8)%
Borrowings (20.2)%
TFP Shares, Net (22.5)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Utilities 31.0%
Banks 15.1%
Financial Services 8.1%
Capital Goods 4.6%
Energy 2.9%
Materials 2.9%
Telecommunication Services 2.8%
Insurance 1.0%
Equity Real Estate Investment
Trusts (Reits) 0.9%
Automobiles & Components 0.4%
Real Estate Management &
Development 0.2%
Mortgage-Backed Securities 14.9%
Sovereign Debt 5.1%
U.S. Government and Agency
Obligations 3.9%
Municipal Bonds 3.0%
Asset-Backed Securities 0.7%
Repurchase Agreements 2.5%
Total 100%
Portfolio Credit Quality
(% of total investments)
AAA 0.9%
AA 7.2%
A 9.4%
BBB 39.8%
BB or Lower 26.2%
N/R (not rated) 14.0%
N/A (not applicable) 2.5%
Total 100%
Country Allocation
2,3
(% of total investments)
United States 60.4%
Italy 6.1%
United Kingdom 5.2%
Chile 4.2%
Mexico 3.7%
Australia 2.9%
Canada 2.6%
Indonesia 2.2%
Benin 2.2%
France 1.7%
India 1.7%
United Arab Emirates 1.5%
Other 5.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 18.6% (as a percentage of total investments) in emerging market countries.
3 “Other” countries include seven countries that individually constitute less than 1.2% as a percentage of total investments.

Nuveen Mortgage and Income Fund
Fund Performance, Leverage and Holdings June 30, 2026

JLS
Performance*
*For purposes of Fund performance, relative results are measured against the linked returns between the ICE BofA U.S. ABS & CMBS Index (effective
October 13, 2019) and the Bloomberg U.S. Aggregate Bond Index (through October 13, 2019).
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JLS at Common Share NAV 11/25/09 2.22% 5.90% 4.33% 5.15%
JLS at Common Share Price 11/25/09 1.06% 3.02% 5.14% 5.55%
Bloomberg U.S. Aggregate Bond Index — 0.62% 3.79% 0.08% 1.54%
JLS Blended Benchmark — 1.22% 4.04% 2.20% 2.57%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$18.84 $17.48 (7.22)% (4.47)%

Fund Performance, Leverage and Holdings
June 30, 2026 (continued)
Leverage and Holdings
Leverage
Effective Leverage 22.91%
Regulatory Leverage 2.38%
Fund Allocation
(% of net assets)
Mortgage-Backed Securities 83 .0%
Asset-Backed Securities 46 .7%
Short-Term U.S. Government
and Agency Obligations 2 .0%
Other Assets & Liabilities, Net (1.8)%
Reverse Repurchase
Agreements, including accrued
interest ( 27 .5 ) %
Borrowings (2.4)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 2.2%
AA 2.3%
A 5.3%
BBB 18.4%
BB or Lower 45.0%
N/R (not rated) 26.8%
Total 100%

Portfolio of Investments June 30, 2026
JGH
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 138.4%   (99.2% of Total Investments)
49578053 ASSET-BACKED SECURITIES - 12.9% (9.2% of Total Investments)
CAYMAN ISLANDS - 2.6%
$ 650,000 (a),(b) Ballyrock CLO 22 Ltd , Series 2024 22AR (TSFR3M + 5.750%) 9.375% 07/15/39 $ 652,284
625,000 (a),(b) Barings CLO Ltd 2026-I , Series 2026 1A (TSFR3M + 6.050%) 9.715 04/15/39 638,899
500,000 (a),(b) Carlyle US CLO 2026-3 Ltd , Series 2026 3A (TSFR3M + 6.000%) 9.668 04/15/39 507,892
500,000 (a),(b) CIFC Funding 2020-III Ltd , Series 2020 3A (TSFR3M + 4.800%) 8.475 10/20/38 492,855
500,000 (a),(b) CIFC Funding 2025-VII Ltd , Series 2025 7A (TSFR3M + 4.750%) 8.414 01/22/39 499,499
250,000 (a),(b) Galaxy 32 CLO Ltd , Series 2023 32A (TSFR3M + 5.850%) 9.525 01/20/39 250,908
500,000 (a),(b) Goldentree Loan Management US Clo 8 Ltd , Series 2020 8A
(TSFR3M + 2.900%)
6.568 10/20/34 500,599
683,112 (b),(c) Industrial DPR Funding Ltd , Series 2022 1A 5.380 04/15/34 611,051
1,500,000 (a),(b) Madison Park Funding LI Ltd , Series 2021 51A (TSFR3M +
2.900%)
6.784 10/19/38 1,474,034
335,000 (a),(b) Magnetite LV Ltd , Series 2026 55A (TSFR3M + 5.000%) 8.680 04/15/39 337,870
375,000 (a),(b) Neuberger Berman CLO XXII Ltd , Series 2016 22A (TSFR3M +
6.250%)
9.930 04/17/40 385,067
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 33 Ltd , Series 2019 33A
(TSFR3M + 5.500%)
9.394 04/16/39 496,693
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd , Series 2022 47A
(TSFR3M + 2.800%)
7.005 04/16/35 496,892
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd , Series 2022 48A
(TSFR3M + 2.700%)
7.018 04/25/36 993,680
500,000 (a),(b) OCP CLO 2017-14 Ltd , Series 2017 14A (TSFR3M + 6.550%) 10.434 07/20/37 497,121
250,000 (a),(b) OCP CLO 2018-15 Ltd , Series 2018 15A (TSFR3M + 2.750%) 6.418 01/20/38 250,298
500,000 (a) OHA Credit Funding 10-R Ltd , Series 2021 10RX (TSFR3M +
4.850%)
8.518 07/18/38 490,241
500,000 (a),(b) Palmer Square CLO 2025-2 Ltd , Series 2025 2A (TSFR3M +
5.750%)
9.418 07/20/38 503,177
TOTAL CAYMAN ISLANDS 10,079,060
JERSEY, C.I. - 0.4%
625,000 (a) AIMCO CLO 18 Ltd , Series 2022 18X (TSFR3M + 2.850%) 7.175 07/20/37 626,344
500,000 (a),(b) Invesco US CLO 2024-3 Ltd , Series 2024 3A (TSFR3M + 6.500%) 10.168 07/20/37 494,158
250,000 (a),(b) OCP CLO 2024-31 Ltd , Series 2026 31A (TSFR3M + 4.950%) 8.618 04/20/39 248,405
TOTAL JERSEY, C.I. 1,368,907
UNITED STATES - 9.9%
2,500,000 (b) Avis Budget Rental Car Funding LLC , Series 2026 4A 7.800 12/20/32 2,528,198
250,000 (b) Cajun Global LLC , Series 2025 2A 5.912 11/20/55 249,167
1,000,000 (b) Cajun Global LLC , Series 2025 2A 8.720 11/20/55 986,241
2,520 (b) Chase Auto Owner Trust 2025-2 , Series 2025 2A 0.000 02/25/33 355,149
2,500,000 (b) Consolidated Communications LLC/Fidium Fiber Finance Holdco
LLC , Series 2025 4A
8.098 12/20/55 2,559,745
1,000,000 (b) DataBank Issuer , Series 2026 1A 6.493 02/25/56 995,282
449,482 (b) Elara Hgv Timeshare Issuer 2025-A LLC , Series 2025 A 6.910 01/25/40 447,328
1,000,000 (b) Exeter Automobile Receivables Trust 2026-3 , Series 2026 3A 7.670 07/17/34 999,371
1,500,000 (b) Flexential Issuer LLC , Series 2025 1A 6.030 10/25/60 1,492,690
2,000,000 (b),(d) GoTo Foods Funding LLC , Series 2026 1A 6.854 04/30/56 2,002,521
1,315,000 (a),(b) Gracie Point International Funding 2025-1 LLC , Series 2025 1A
(SOFR30A + 2.750%)
6.342 08/15/28 1,315,659
1,000,000 (a),(b) Gracie Point International Funding 2025-1 LLC , Series 2025 1A
(SOFR30A + 4.500%)
8.092 08/15/28 999,038
500,000 (b) Hertz Vehicle Financing III LLC , Series 2025 6A 8.300 05/25/32 499,024
1,150,000 (b) Hilton Grand Vacations Trust 2026-2 , Series 2026 2A 6.000 03/27/45 1,118,636
558,625 (b) Hin Timeshare Trust , Series 2025 B 9.410 05/15/45 555,130
372,417 (b) HIN Timeshare Trust , Series 2025 B 7.580 05/15/45 375,017
1,250,000 (b) Kinetic ABS Issuer LLC , Series 2026 1A 7.653 02/25/56 1,268,126
1,000,000 (b) LMDV Issuer Co LLC , Series 2025 1A 7.880 12/15/55 1,014,174
1,000,000 (b) LMDV Issuer Co LLC , Series 2026 1A 8.457 07/17/56 1,005,508
1,000,000 (b) LMRK Issuer Co 2 LLC , Series 2025 1A 6.200 09/15/55 993,700
900,000 (b) LMRK Issuer Co 2 LLC , Series 2025 1A 8.120 09/15/55 904,942
500,000 (b) MetroNet Infrastructure Issuer LLC , Series 2025 2A 7.830 08/20/55 509,831
1,000,000 (b) MetroNet Infrastructure Issuer LLC , Series 2025 4A 7.112 12/20/55 1,006,109

Portfolio of Investments June 30, 2026
(continued)
JGH

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 1,500,000 (b) MetroNet Infrastructure Issuer LLC , Series 2026 1A 7.100% 04/20/56 $ 1,505,617
525,000 (b) NMEF Funding 2026-A LLC , Series 2026 A 6.730 02/15/34 519,477
996,667 (b) OHS Issuer LLC , Series 2026 1 5.980 02/25/61 970,795
4,000,000 (b) OHS Issuer LLC , Series 2026 1 8.350 02/25/61 3,906,408
1,000,000 (b) QTS Issuer ABS II LLC , Series 2026 1A 6.729 01/05/56 1,000,988
3,000,000 (b) TSC SPV Funding LLC , Series 2026 1A 8.905 05/20/56 3,000,070
2,000,000 (b) Uniti Fiber Abs Issuer LLC , Series 2025 2A 7.834 01/20/56 2,040,766
1,000,000 (b) VB-S1 Issuer LLC , Series 2026 1A 6.843 03/15/56 1,005,379
TOTAL UNITED STATES 38,130,086
TOTAL ASSET-BACKED SECURITIES
(Cost $49,488,028) 49,578,053
SHARES DESCRIPTION VALUE
927082 COMMON STOCKS - 0.2% (0.2% of Total Investments)
LUXEMBOURG - 0.0%
6,134 (e) Altice France Lux 3 120,844
TOTAL LUXEMBOURG 120,844
MEXICO - 0.2%
44,791 (e) Grupo Aeromexico SAB de C.V. (ADR) 806,238
TOTAL MEXICO 806,238
TOTAL COMMON STOCKS
(Cost $945,603) 927,082
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
315905045 CORPORATE BONDS - 81.9% (58.7% of Total Investments) (f)
ANGOLA - 0.3%
750,000 (b) Azule Energy Finance Plc 8.125 01/23/30 754,471
475,000 (b) Azule Energy Finance Plc 8.625 01/22/33 475,552
TOTAL ANGOLA 1,230,023
ARGENTINA - 1.6%
515,000 (b) Arcor SAIC 7.600 07/31/33 535,600
1,000,000 (b) Pampa Energia SA 7.875 12/16/34 1,033,500
500,000 (b) Vista Energy Argentina SAU 7.875 04/08/38 514,750
4,000,000 (b) YPF SA 8.250 01/17/34 4,180,156
TOTAL ARGENTINA 6,264,006
BERMUDA - 0.3%
417,000 (a),(b) Bonanza RE Ltd (Money Market US Treasury Fund Index +
0.000%)
3.607 01/08/27 379,053
420,000 (a),(b) Integrity RE III Ltd (Federated Hermes U.S. Treasury Cash
Reserves Fund Yield + 7.000%)
10.500 06/07/29 419,202
250,000 (a),(b) Meadows Ltd (3-Month U.S. Treasury Bill + 7.500%) 11.362 12/07/29 245,750
TOTAL BERMUDA 1,044,005
BRAZIL - 0.6%
300,000 (b) LD Celulose International GmbH 7.950 01/26/32 313,853
500,000 (b) Minerva Luxembourg SA 8.875 09/13/33 517,443
980,000 Petrobras Global Finance BV 6.900 03/19/49 965,300
750,000 (b) Raizen Fuels Finance SA 5.700 01/17/35 414,375
TOTAL BRAZIL 2,210,971
CANADA - 3.1%
2,047,000 (b),(g) AltaGas Ltd 7.200 10/15/54 2,146,083
508,000 (b) Bausch Health Cos Inc 11.000 09/30/28 517,307
2,000,000 (g) Enbridge Inc 8.500 01/15/84 2,286,394
3,600,000 (b) Garda World Security Corp 8.375 11/15/32 3,682,994
500,000 (b) Open Text Corp 3.875 12/01/29 459,722
1,526,000 (g) Rogers Communications Inc 7.125 04/15/55 1,567,824
1,500,000 (b) Telesat Canada / Telesat LLC 5.625 12/06/26 1,335,000
TOTAL CANADA 11,995,324

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAYMAN ISLANDS - 0.1%
$ 500,000 (a),(b) Residential Reinsurance 2026 Ltd (JPMorgan 100% US Treasury
Securities Money Market Fund Yield + 4.500%)
3.550% 06/06/30 $ 499,850
TOTAL CAYMAN ISLANDS 499,850
CHILE - 0.4%
600,000 (b),(g) AES Andes SA 8.150 06/10/55 625,500
750,000 (b) Latam Airlines Group SA 7.875 04/15/30 780,375
TOTAL CHILE 1,405,875
COLOMBIA - 2.3%
475,000 (b) Banco Davivienda SA 8.125 07/02/35 491,625
800,000 Bancolombia SA 8.625 12/24/34 854,007
1,000,000 (h) Ecopetrol SA 5.875 11/02/51 801,372
1,500,000 (h) Ecopetrol SA 8.875 01/13/33 1,642,668
280,000 Ecopetrol SA 8.375 01/19/36 303,248
500,000 (h) Ecopetrol SA 7.750 02/01/32 523,532
1,050,000 (b) Grupo Aval Ltd 4.375 02/04/30 996,592
800,000 (b),(g),(i) Grupo Nutresa SA 7.875 N/A 798,000
1,000,000 (b) Grupo Nutresa SA 9.000 05/12/35 1,111,250
1,275,000 (b) SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia
Energy Development
9.000 11/14/30 1,252,687
TOTAL COLOMBIA 8,774,981
COSTA RICA - 0.4%
1,300,000 (b),(h) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,358,786
TOTAL COSTA RICA 1,358,786
FRANCE - 2.7%
4,226,272 (b) Altice France SA 6.500 04/15/32 4,084,364
2,000,000 (b),(i) BNP Paribas SA 7.450 N/A 2,063,540
1,500,000 (b) Iliad Holding SAS 8.500 04/15/31 1,589,152
1,800,000 (b),(i) Societe Generale SA 7.125 N/A 1,788,359
1,000,000 (b),(i) Societe Generale SA 10.000 N/A 1,091,319
TOTAL FRANCE 10,616,734
GERMANY - 1.7%
EUR 2,000,000 (i) Deutsche Bank AG, Reg S 7.125 N/A 2,439,074
2,815,000 (b) IHO Verwaltungs GmbH 8.000 11/15/32 2,925,593
1,250,000 (b) ZF North America Capital Inc 7.500 03/24/31 1,258,430
TOTAL GERMANY 6,623,097
GHANA - 0.2%
725,000 (b) Kosmos Energy Ltd 8.750 10/01/31 592,959
TOTAL GHANA 592,959
INDIA - 0.1%
463,500 (b) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 475,378
TOTAL INDIA 475,378
INDONESIA - 0.7%
1,000,000 (b) Indika Energy Tbk PT 8.750 05/07/29 1,011,190
500,000 (b) Medco Laurel Tree Pte Ltd 6.950 11/12/28 500,749
1,000,000 (b),(h) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,031,673
TOTAL INDONESIA 2,543,612
ISRAEL - 0.7%
2,351,000 (b) Energean Israel Finance Ltd, Reg S 5.875 03/30/31 2,252,193
485,000 (b) Energean Israel Finance Ltd, Reg S 8.500 09/30/33 511,126
TOTAL ISRAEL 2,763,319
KUWAIT - 0.1%
500,000 (b),(g),(i) NBK Tier 1 Ltd 3.625 N/A 497,629
TOTAL KUWAIT 497,629
LUXEMBOURG - 0.3%
270,579 (b) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 274,669
750,000 (b) Altice France Lux 3 / Altice Holdings 1 10.000 01/15/33 737,681
TOTAL LUXEMBOURG 1,012,350

Portfolio of Investments June 30, 2026
(continued)
JGH

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO - 5.1%
$ 1,975,000 (b),(i) Banco Mercantil del Norte SA/Grand Cayman 8.375 % N/A $ 2,047,088
1,125,000 (b),(i) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 1,161,596
800,000 (b),(i) Banco Mercantil del Norte SA/Grand Cayman 8.450 N/A 801,139
1,400,000 (b) Banco Nacional de Mexico SA 6.697 08/07/36 1,378,860
500,000 (b) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8.450 06/29/38 539,451
965,000 (b) Borr IHC Ltd / Borr Finance LLC 9.000 01/15/34 933,183
1,500,000 (b) COX Asset Mexico SA de CV 7.750 05/08/36 1,532,250
1,000,000 (b) Grupo Aeromexico SAB de CV 8.625 11/15/31 1,025,000
1,000,000 Grupo Televisa SAB 6.125 01/31/46 774,493
500,000 (b) Nemak SAB de CV 3.625 06/28/31 432,332
750,000 (b) Orbia Advance Corp SAB de CV 7.500 05/13/35 750,872
950,000 (h) Petroleos MexicanosA1 6.625 06/15/35 922,319
4,671,000 (h) Petroleos Mexicanos 6.700 02/16/32 4,712,334
1,300,000 Petroleos Mexicanos 6.375 01/23/45 1,108,121
1,500,000 (b) Saavi Energia Sarl 8.875 02/10/35 1,641,000
TOTAL MEXICO 19,760,038
NETHERLANDS - 0.4%
1,500,000 (i) ING Groep NV, Reg S 7.500 N/A 1,546,972
TOTAL NETHERLANDS 1,546,972
NIGERIA - 0.3%
1,250,000 (b),(h) IHS Holding Ltd 8.250 11/29/31 1,306,841
TOTAL NIGERIA 1,306,841
PANAMA - 0.4%
665,000 (b),(h) C&W Senior Finance Ltd 9.000 01/15/33 671,620
400,000 (b) Empresa de Transmision Electrica SA 5.125 05/02/49 320,460
200,000 (b) Sable International Finance Ltd 7.125 10/15/32 198,514
514,406 (b) UEP Penonome II SA2020 1 6.500 10/01/38 461,422
TOTAL PANAMA 1,652,016
PERU - 0.7%
1,000,000 (b) Auna SA / Oncosalud SAC 8.750 11/06/32 1,001,900
600,000 (b) Petroleos del Peru SA 4.750 06/19/32 510,432
1,140,000 (b) Volcan Cia Minera SAA 8.500 10/28/32 1,179,558
TOTAL PERU 2,691,890
SAUDI ARABIA - 0.3%
1,250,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875 12/04/30 1,258,833
TOTAL SAUDI ARABIA 1,258,833
SOUTH AFRICA - 1.0%
1,400,000 (b),(h) Eskom Holdings 6.350 08/10/28 1,422,751
1,500,000 Sasol Financing USA LLC 5.500 03/18/31 1,396,955
925,000 (b) Sasol Financing USA LLC 8.750 04/10/33 957,375
TOTAL SOUTH AFRICA 3,777,081
SPAIN - 1.3%
1,400,000 (i) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 1,528,848
3,000,000 (i) Banco Santander SA 9.625 N/A 3,535,809
TOTAL SPAIN 5,064,657
SWITZERLAND - 2.2%
1,500,000 (c) Credit Suisse Group AG 7.500 01/17/72 510,000
3,030,000 (b),(i) UBS Group AG 9.250 N/A 3,500,111
3,000,000 (b),(h) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 2,854,600
1,475,000 (b),(h) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,493,200
TOTAL SWITZERLAND 8,357,911
TURKEY - 1.7%
2,000,000 (b),(h) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 2,021,716
925,000 (b) Sisecam UK PLC 8.625 05/02/32 940,204
500,000 (b) Sisecam UK PLC 8.375 01/23/33 507,533
1,000,000 (b),(g) Turkiye Garanti Bankasi AS 7.625 04/15/36 991,385
1,000,000 (b),(g),(h) Yapi ve Kredi Bankasi AS 9.250 01/17/34 1,036,059
1,000,000 (b),(i) Yapi ve Kredi Bankasi AS 9.375 N/A 1,009,267
TOTAL TURKEY 6,506,164

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM - 2.8%
$ 3,250,000 (b),(h) Ardonagh Group Finance Ltd 8.875% 02/15/32 $ 3,157,194
1,475,000 (i) Barclays PLC 8.000 N/A 1,549,192
1,500,000 (i) Lloyds Banking Group PLC 8.000 N/A 1,596,615
2,000,000 (b) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 1,687,588
1,500,000 (b) Motion Bondco DAC 6.625 11/15/27 1,451,273
1,400,000 (i) NatWest Group PLC 8.125 N/A 1,549,512
TOTAL UNITED KINGDOM 10,991,374
UNITED STATES - 50.0%
1,506,000 (b) 1261229 BC Ltd 10.000 04/15/32 1,525,331
1,893,540 (b) Advantage Sales & Marketing Inc 9.000 11/15/30 1,687,618
1,667,000 (g) AES Corp/The 7.600 01/15/55 1,706,803
1,500,000 (g),(i) Ally Financial Inc 7.100 N/A 1,520,245
1,800,000 (b) Alta Equipment Group Inc 9.000 06/01/29 1,726,934
3,625,000 (b) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 3,670,675
1,000,000 (b) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 1,007,556
2,000,000 (b) Asurion LLC/ Asurion Co-Issuer Inc 8.375 02/01/34 1,851,358
1,250,000 (b) Bausch Health Americas Inc 8.500 01/31/27 1,247,663
4,427,004 (b) Beach Acquisition Bidco LLC, (cash 10.000%, PIK 10.750%) 10.000 07/15/33 5,027,062
1,925,000 (b) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7.125 06/15/33 1,943,724
490,000 (b) Burford Capital Global Finance LLC 8.500 01/15/34 429,485
1,300,000 (b) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 689,001
1,383,000 (b) CHS/Community Health Systems Inc 10.875 01/15/32 1,489,409
1,500,000 (b) Cloud Software Group Inc 8.250 06/30/32 1,405,868
500,000 (b) Clue Opco LLC 9.500 10/15/31 480,701
3,300,000 (b) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 3,255,147
2,000,000 (b) Columbus McKinnon Corp/NY 7.125 01/31/33 2,004,258
1,660,000 (b) Compass Minerals International Inc 8.000 07/01/30 1,750,634
4,000,000 (b),(g),(i) Compeer Financial ACA 7.875 N/A 4,060,003
3,450,000 (b),(h) Connect Holding II LLC 10.500 04/03/31 3,456,096
600,000 (b) Core Scientific Finance I LLC 7.750 05/15/31 608,433
2,000,000 (b) CoreWeave Inc 9.250 06/01/30 2,012,991
1,475,000 (b) CoreWeave Inc 9.750 10/01/31 1,471,746
369,673 (b) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12.750 01/15/31 283,966
500,000 (b) CRC Insurance Group LLC 7.125 06/01/31 498,406
1,000,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 1,018,755
1,900,000 (g) DENTSPLY SIRONA Inc 8.375 09/12/55 1,901,480
1,411,100 (b) Dexko Global Inc 7.500 04/15/32 1,164,528
1,715,000 (b) Directv Financing LLC 8.875 02/01/30 1,745,429
1,750,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 1,815,984
2,445,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250 06/01/32 2,484,232
1,000,000 (b) Diversified Healthcare Trust 7.250 10/15/30 1,029,267
1,200,000 (b) Emergent BioSolutions Inc 3.875 08/15/28 1,112,592
2,085,000 (b) Encore Capital Group Inc 6.625 04/15/31 2,108,973
2,685,000 (b),(g) Enstar Group Ltd 7.500 04/01/45 2,834,458
1,000,000 (g) EUSHI Finance Inc 7.625 12/15/54 1,038,683
1,750,000 (b) EW Scripps Co/The 9.875 08/15/30 1,531,729
2,800,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 2,723,353
1,900,000 (b) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.750 01/15/30 1,863,332
900,000 (b) Fiesta Purchaser Inc 9.625 09/15/32 881,596
2,000,000 (a),(g),(i) Fifth Third Bancorp (TSFR3M + 3.295%) 7.027 N/A 2,001,792
1,500,000 (a),(g),(i) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.898 N/A 1,501,275
475,000 (b) FMC Corp 8.125 06/01/31 494,375
1,500,000 (b) Freedom Mortgage Holdings LLC 8.375 04/01/32 1,525,788
1,830,000 (b) GB AIT Buyer Inc 8.750 04/30/34 1,834,866
615,000 Goodyear Tire & Rubber Co/The 8.875 07/15/32 620,338
1,500,000 (b) Gray Media Inc 7.250 08/15/33 1,476,979
2,026,000 (g) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 2,146,259
2,735,000 (g) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 2,776,465
1,250,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 1,230,765
1,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 980,729

Portfolio of Investments June 30, 2026
(continued)
JGH

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 1,230,000 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000% 11/15/29 $ 1,213,045
1,750,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 1,631,936
2,750,000 (b),(g) ILFC E-Capital Trust I 6.270 12/21/65 2,362,405
645,000 (b) Infinity Natural Resources LLC 7.625 04/01/31 640,631
2,000,000 (b) ITT Holdings LLC 6.500 08/01/29 1,976,561
1,000,000 (b) Kohl's Corp 10.000 06/01/30 1,081,590
1,500,000 (b),(g),(i) Land O' Lakes Inc 8.000 N/A 1,492,500
1,000,000 (b),(g),(i) Land O' Lakes Inc 7.000 N/A 877,500
488,000 (b) LBM Acquisition LLC 6.250 01/15/29 352,673
1,000,000 (b) LBM Acquisition LLC 9.500 06/15/31 886,710
2,345,000 (b) Level 3 Financing Inc 8.500 01/15/36 2,518,141
685,000 (b) Level 3 Financing Inc 7.500 02/15/37 703,070
1,250,000 (b) Long Ridge Energy LLC 8.750 02/15/32 1,319,374
500,000 (b) MajorDrive Holdings IV LLC 6.375 06/01/29 419,273
760,000 (b) Michaels Cos Inc/The 8.500 03/15/33 752,776
1,500,000 (b) Moss Creek Resources Holdings Inc 8.250 09/01/31 1,487,147
1,515,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,551,042
2,000,000 MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 1,939,920
1,700,000 (b) National Mentor Holdings Inc 10.500 12/15/30 1,791,623
1,675,000 (b) Neptune Bidco US Inc 9.290 04/15/29 1,708,204
825,000 (b) Neptune Bidco US Inc 10.375 05/15/31 855,042
500,000 (b) Neptune Bidco US Inc 9.500 02/15/33 505,529
1,500,000 Newell Brands Inc 7.500 04/01/46 1,399,371
1,500,000 (b),(g),(i) NRG Energy Inc 10.250 N/A 1,618,549
1,335,000 (b) OAK-Eagle Acquireco Inc 7.250 07/01/33 1,396,559
1,335,000 (b) OAK-Eagle Acquireco Inc 8.750 07/01/34 1,416,865
1,000,000 (b),(j) Office Properties Income Trust/MD 9.000 03/31/29 1,000,000
800,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 856,458
1,065,000 (b) Owens-Brockway Glass Container Inc 9.500 06/01/33 1,090,954
667,000 (b) Park River Holdings Inc 8.750 12/31/30 646,259
1,500,000 (b) Park River Holdings Inc 8.000 03/15/31 1,513,092
1,000,000 (b) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 1,001,592
2,360,000 (g) PG&E Corp 7.375 03/15/55 2,404,798
545,000 (b) Pioneer Opco LLC 7.000 05/15/33 554,595
3,000,000 (a),(g),(i) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.023 N/A 2,999,948
2,520,000 (b) Prime Healthcare Services Inc 9.375 09/01/29 2,632,616
1,022,875 (b) Rackspace Finance LLC 3.500 05/15/28 928,259
500,000 (b) Rocket Software Inc 6.500 02/15/29 450,229
1,750,000 (b) RR Donnelley & Sons Co 9.500 08/01/29 1,814,437
1,500,000 (b) S&S Holdings LLC 8.375 10/01/31 1,419,410
1,540,000 (b) Sabre GLBL Inc 11.125 07/15/30 1,477,230
1,000,000 (b),(g),(i) SBL Holdings Inc 9.508 N/A 950,552
1,000,000 (b),(g),(i) SBL Holdings Inc 6.500 N/A 907,500
2,460,000 (b) Sotheby's 8.250 04/15/31 2,447,042
1,000,000 (b) Staples Inc 10.750 09/01/29 953,948
1,500,000 (b) Star Parent Inc 9.000 10/01/30 1,569,830
3,570,000 (b),(g),(i) Sunoco LP 7.875 N/A 3,712,576
1,500,000 (b) Sword Purchaser LLC 8.250 04/15/33 1,552,155
665,000 (b) Synergy Infrastructure Holdings LLC 7.000 07/15/34 674,536
1,500,000 (b) TransMontaigne Partners LLC 8.500 06/15/30 1,528,319
2,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 1,984,214
1,600,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625 06/15/32 1,669,145
960,000 (b) Uniti Services LLC 7.500 10/15/33 1,010,282
570,000 (b) Univision Communications Inc 8.875 04/15/33 561,122
650,000 (b) Univision Communications Inc 9.375 08/01/32 660,425
3,530,000 (b),(h) Univision Communications Inc 7.375 06/30/30 3,539,542
1,500,000 (b) US Acute Care Solutions LLC 9.750 05/15/29 1,414,253
1,000,000 (b) Venture Global LNG Inc 9.875 02/01/32 1,067,557
6,000,000 (b),(g),(i) Venture Global LNG Inc 9.000 N/A 5,857,891
2,930,000 (b) Viking Baked Goods Acquisition Corp 8.625 11/01/31 2,961,661
3,000,000 (b),(g),(i) Vistra Corp 8.875 N/A 3,217,377
2,000,000 (b) VoltaGrid LLC 7.375 11/01/30 2,076,342

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 570,000 (b) Whirlpool Corp 7.500% 07/01/31 $ 576,810
1,000,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,054,555
2,000,000 (b) WR Grace Holdings LLC 5.625 08/15/29 1,879,783
1,000,000 (b) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,072,363
1,724,359 (b) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9.250 03/09/30 1,722,204
2,839,834 (b) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13.750 09/09/30 2,804,989
TOTAL UNITED STATES 192,770,021
ZAMBIA - 0.1%
300,000 (b) First Quantum Minerals Ltd 8.625 06/01/31 312,348
TOTAL ZAMBIA 312,348
TOTAL CORPORATE BONDS
(Cost $312,282,821) 315,905,045
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16379546 MORTGAGE-BACKED SECURITIES - 4.2% (3.1% of Total Investments)
UNITED STATES - 4.2%
1,250,000 (a),(b) ARDN 2025-ARCP Mortgage Trust , Series 2025 ARCP (TSFR1M
+ 4.500%)
8.125 06/15/35 1,253,586
850,000 (a) Benchmark 2018-B4 Mortgage Trust , Series 2018 B4 4.662 07/15/51 734,445
1,500,000 (a) Benchmark 2019-B14 Mortgage Trust , Series 2019 B14 3.897 12/15/62 1,080,081
2,100,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK , Series 2024 BRBK
(TSFR1M + 5.971%)
9.705 10/15/41 2,099,014
725,000 (a),(b) BX Trust , Series 2025 DELC (TSFR1M + 3.050%) 6.675 12/15/42 727,043
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY , Series 2025 SBAY
(TSFR1M + 3.750%)
7.850 10/15/37 1,005,986
1,800,000 (a),(b) Freddie Mac STACR REMIC Trust 2023-DNA2 , Series 2023 DNA2
(SOFR30A + 7.600%)
11.228 04/25/43 1,989,443
1,500,000 (a),(b) Freddie Mac STACR Trust 2019-HQA2 , Series 2019 HQA2
(SOFR30A + 11.364%)
15.436 04/25/49 1,756,497
3,750,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2 , Series 2025 LPF2 8.199 07/13/42 3,828,676
1,250,000 (a),(b) MFT Trust 2020-ABC , Series 2020 ABC 3.593 02/10/42 921,415
848,449 (a),(b) Santander Bank Mortgage Credit-Linked Notes , Series 2023
MTG1 (SOFR30A + 4.900%)
9.256 02/26/52 983,360
TOTAL UNITED STATES 16,379,546
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $16,348,148) 16,379,546
SHARES DESCRIPTION RATE VALUE
4165616 PREFERRED STOCK - 1.1% (0.8% of Total Investments)
UNITED STATES - 1.1%
102,091 Enstar Group Ltd 7.000 2,164,329
33,625 Synchrony Financial 8.250 869,879
43,200 Wintrust Financial Corp 7.875 1,131,408
TOTAL UNITED STATES 4,165,616
TOTAL PREFERRED STOCK
(Cost $3,956,117) 4,165,616
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
69645459 SOVEREIGN DEBT - 18.1% (12.9% of Total Investments)
ANGOLA - 0.3%
465,000 (b) Angolan Government International Bond 8.000 11/26/29 473,168
725,000 (b) Angolan Government International Bond 8.750 04/14/32 731,086
TOTAL ANGOLA 1,204,254
ARGENTINA - 3.0%
6,550,000 Argentine Republic Government International Bond 4.125 07/09/35 5,233,450
4,480,000 Argentine Republic Government International Bond 5.000 01/09/38 3,731,840
3,325,000 Argentine Republic Government International Bond 2.500 07/09/41 2,485,437
TOTAL ARGENTINA 11,450,727

Portfolio of Investments June 30, 2026
(continued)
JGH

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BARBADOS - 0.5%
$ 1,950,000 (b) Barbados Government International Bond 8.000% 06/26/35 $ 2,088,977
TOTAL BARBADOS 2,088,977
BENIN - 1.0%
EUR 1,050,000 (b) Benin Government International Bond 4.950 01/22/35 1,130,971
1,475,000 (b) Benin Government International Bond 7.960 02/13/38 1,564,538
925,000 (b) Benin Government International Bond 8.375 01/23/41 997,363
TOTAL BENIN 3,692,872
BOLIVIA - 0.3%
1,325,000 (b) Bolivian Government International Bond 9.450 05/14/31 1,354,150
TOTAL BOLIVIA 1,354,150
BRAZIL - 0.3%
1,000,000 (h) Brazilian Government International Bond 7.125 05/13/54 1,004,000
TOTAL BRAZIL 1,004,000
COLOMBIA - 1.4%
EUR 1,515,000 Colombia Government International Bond 5.000 09/19/32 1,716,550
1,650,000 Colombia Government International Bond 6.125 01/18/41 1,543,575
1,400,000 Colombia Government International Bond 5.625 02/26/44 1,207,500
1,000,000 (h) Colombia Government International Bond 7.750 11/07/36 1,089,000
TOTAL COLOMBIA 5,556,625
COTE D'IVOIRE - 1.0%
750,000 (b) Ivory Coast Government International Bond 6.125 06/15/33 744,895
EUR 1,625,000 (b) Ivory Coast Government International Bond 6.875 10/17/40 1,905,406
1,000,000 (b) Ivory Coast Government International Bond 8.075 04/01/36 1,093,445
TOTAL COTE D'IVOIRE 3,743,746
DOMINICAN REPUBLIC - 0.3%
1,000,000 (b) Dominican Republic International Bond 6.150 05/17/38 992,850
TOTAL DOMINICAN REPUBLIC 992,850
ECUADOR - 1.5%
1,596,475 (b) Ecuador Government International Bond 6.900 07/31/35 1,464,766
88,000 (b) Ecuador Government International Bond 5.000 07/31/40 73,636
2,100,000 (b) Ecuador Government International Bond 9.250 01/29/39 2,155,650
1,850,000 (b) Ecuador Government International Bond 8.750 01/29/34 1,865,725
TOTAL ECUADOR 5,559,777
EGYPT - 1.1%
2,300,000 (b),(h) Egypt Government International Bond 7.053 01/15/32 2,302,124
2,075,000 (b),(h) Egypt Government International Bond 8.500 01/31/47 2,029,029
TOTAL EGYPT 4,331,153
EL SALVADOR - 0.4%
1,825,000 (b),(h) El Salvador Government International Bond 7.125 01/20/50 1,691,921
TOTAL EL SALVADOR 1,691,921
GHANA - 0.3%
1,125,000 (b) Ghana Government International Bond 5.000 07/03/35 1,043,661
TOTAL GHANA 1,043,661
HONDURAS - 0.4%
1,300,000 (b),(h) Honduras Government International Bond 8.625 11/27/34 1,503,632
TOTAL HONDURAS 1,503,632
JORDAN - 0.4%
1,500,000 (b) Jordan Government International Bond 5.750 11/12/32 1,478,898
TOTAL JORDAN 1,478,898
NIGERIA - 1.1%
1,425,000 (b),(h) Nigeria Government International Bond 10.375 12/09/34 1,691,606
1,000,000 (b) Nigeria Government International Bond 8.631 01/13/36 1,083,691
1,425,000 (b),(h) Nigeria Government International Bond 7.875 02/16/32 1,484,057
TOTAL NIGERIA 4,259,354
ROMANIA - 0.5%
EUR 1,050,000 (b) Romanian Government International Bond 2.000 04/14/33 984,559
1,000,000 (b) Romanian Government International Bond 7.500 02/10/37 1,079,190
TOTAL ROMANIA 2,063,749

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RWANDA - 0.3%
$ 1,425,000 (b),(h) Rwanda International Government Bond 5.500% 08/09/31 $ 1,362,129
TOTAL RWANDA 1,362,129
SENEGAL - 0.5%
2,100,000 (b) Senegal Government International Bond 6.250 05/23/33 1,112,263
1,325,000 (b) Senegal Government International Bond 6.750 03/13/48 685,722
TOTAL SENEGAL 1,797,985
SOUTH AFRICA - 0.7%
1,400,000 (h) Republic of South Africa Government International Bond 5.000 10/12/46 1,095,801
1,475,000 (h) Republic of South Africa Government International Bond 7.300 04/20/52 1,486,199
TOTAL SOUTH AFRICA 2,582,000
SRI LANKA - 0.5%
2,500,000 (b) Sri Lanka Government International Bond 3.600 06/15/35 2,084,705
TOTAL SRI LANKA 2,084,705
TURKEY - 1.9%
1,225,000 Turkiye Government International Bond 6.000 01/14/41 1,082,209
1,375,000 (h) Turkiye Government International Bond 4.875 04/16/43 1,043,813
1,500,000 Turkiye Government International Bond 6.500 09/20/33 1,477,793
2,225,000 (h) Turkiye Government International Bond 7.625 05/15/34 2,336,761
1,375,000 Turkiye Government International Bond 6.300 03/14/33 1,342,869
TOTAL TURKEY 7,283,445
UKRAINE - 0.1%
617,307 (b) Ukraine Government International Bond 0.000 02/01/35 369,458
131,089 (b) Ukraine Government International Bond 0.000 02/01/36 78,326
TOTAL UKRAINE 447,784
UZBEKISTAN - 0.3%
1,150,000 (b) Republic of Uzbekistan International Bond 3.900 10/19/31 1,067,065
TOTAL UZBEKISTAN 1,067,065
TOTAL SOVEREIGN DEBT
(Cost $63,949,720) 69,645,459
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
77168483 VARIABLE RATE SENIOR LOAN INTERESTS - 20.0% (14.3% of Total Investments)
GERMANY - 0.5%
1,995,000 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 2.750%) 6.480 04/30/30 2,005,913
TOTAL GERMANY 2,005,913
JAMAICA - 0.5%
1,724,012 (a) Digicel International Finance Limited, Term Loan B, (TSFR3M +
4.500%)
8.232 08/09/32 1,736,943
TOTAL JAMAICA 1,736,943
NETHERLANDS - 0.7%
2,029,986 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 6.938 04/03/28 2,032,949
846,905 (a) Pegasus BidCo BV, Term Loan B, (TSFR3M + 2.500%) 6.167 07/12/32 848,320
TOTAL NETHERLANDS 2,881,269
UNITED STATES - 18.3%
492,516 (a) AAL Delaware Holdco, Inc., Term Loan B, (TSFR1M + 2.500%) 6.144 07/30/31 493,543
1,982,538 (a) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.394 05/28/32 1,889,120
2,977,500 (a) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.894 08/20/32 2,982,398
2,977,556 (a) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.639 01/04/29 2,992,012
1,989,924 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7.732 11/03/31 1,999,048
940,741 (a) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6.957 06/09/31 937,255
1,177,538 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6.416 07/30/31 1,064,323
4,180,325 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.144 06/16/31 4,046,074
582,172 (a) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.500%)
6.154 07/01/31 584,279
1,990,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.144 01/28/32 1,994,358
2,000,000 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.903 04/03/31 1,883,060
533,000 (a),(k) Coreweave Financing DDTL V LLC, Delayed Draw Term Loan,
(N/A + TSFR3M + 2.500%)
4.321 11/17/31 544,452

Portfolio of Investments June 30, 2026
(continued)
JGH

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 2,000,000 (a) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.663% 02/04/33 $ 1,829,440
2,335,212 (a) Discovery Global Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.144 05/27/33 2,338,761
2,462,641 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.624 06/27/31 2,454,945
282,853 (a) Javelin Buyer, Inc., 2nd Lien Term Loan, (TSFR3M + 5.000%) 8.666 12/06/32 256,453
1,384,222 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5.894 05/05/28 1,389,600
1,866,750 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.870 06/09/31 1,867,777
1,200,000 (a),(d) OAK-Eagle Acquireco Inc, Term Loan, (TBD) TBD TBD 1,204,308
3,112,455 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.894 05/19/31 3,114,400
1,879,298 (a) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6.144 12/12/31 1,881,845
2,992,500 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.652 08/18/32 2,993,128
1,217,875 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.656 02/10/31 1,223,873
3,152,100 (a) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6.482 03/31/31 3,170,114
217,218 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10.004 05/15/28 222,525
1,994,747 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.504 05/15/28 1,814,731
1,050,000 (a),(d) Select Medical Corp, Term Loan, (TBD) TBD TBD 1,055,250
1,003,949 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(cash 7.494%, PIK 1.500%), (TSFR3M + 2.500%)
4.497 06/28/28 1,002,904
3,654,350 (a) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR1M + 1.750%)
5.387 12/15/31 3,645,872
606,250 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 1.750%) 5.387 11/26/32 603,761
992,506 (a) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.663 06/30/28 995,127
305,690 (a) Tiger Acquisition, LLC, Term Loan B, (TSFR1M + 2.500%) 6.153 08/23/32 306,879
873,440 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.144 02/28/31 874,585
786,060 (a) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5.913 02/10/31 742,111
2,361,195 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 2.750%) 6.482 08/26/31 2,367,310
1,953,964 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M + 3.500%) 7.494 05/16/28 1,958,742
992,424 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term Loan,
(TSFR3M + 3.000%)
6.931 12/11/28 909,309
1,272,174 (a) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7.008 03/27/28 1,274,820
2,942,528 (a) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.394 08/01/30 2,946,207
1,798,417 (a) Zayo Group Holdings, Inc., Term Loan, (cash 6.758%, PIK 0.500%),
(TSFR1M + 1.750%)
6.758 03/11/30 1,800,216
2,955,000 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M
+ 3.250%)
6.894 11/26/31 2,889,443
TOTAL UNITED STATES 70,544,358
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $77,169,849) 77,168,483
TOTAL LONG-TERM INVESTMENTS
(Cost $524,140,286) 533,769,284
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1% (0.8% of Total Investments)
4401210 REPURCHASE AGREEMENTS - 1.1% (0.8% of Total Investments)
3,451,210 (l) Fixed Income Clearing Corporation 1.060 07/01/26 3,451,210
950,000 (m) Fixed Income Clearing Corporation 3.610 07/01/26 950,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,401,210) 4,401,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,401,210) 4,401,210
TOTAL INVESTMENTS (Cost $528,541,496) - 139.5% 538,170,494
BORROWINGS - (32.4)% (n),(o) (125,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (8.5)%(p) (32,788,339)
OTHER ASSETS & LIABILITIES, NET -   1.4% 5,403,571
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 385,785,726

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
ABS Asset-Backed Security
EUR Euro
MBS Mortgage-Backed Security
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $360,756,731 or 67.0% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
10.7% of Total Investments.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $41,909,871 have been pledged as collateral for reverse repurchase agreements.
(i) Perpetual security. Maturity date is not applicable.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(l) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $3,451,312 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 12/31/30, valued at $3,520,348.
(m) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $950,095 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $969,036.
(n) Borrowings as a percentage of Total Investments is 23.2%.
(o) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(p) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 6.1%.
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 902,941 $ 1,067,844 Toronto Dominion Bank 7/08/26 $ (35,895)
$ 9,199,113 EUR 7,942,828 Toronto Dominion Bank 7/08/26 $ 121,447
Total          $85,552
Total unrealized appreciation on forward foreign currency contracts          $121,447
Total unrealized depreciation on forward foreign currency contracts          $(35,895)
EUR Euro

Consolidated Portfolio of Investments June 30, 2026
NPCT
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 153.0% (97.5% of Total Investments)
3481622 ASSET-BACKED SECURITIES - 1.1% (0.7% of Total Investments) 3481622
OTHER ABS - 1.1%
$ 1,912,799 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
3.500% 05/20/48 $ 1,033,914
2,281,482 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
3.500 07/20/48 1,129,467
5,481,250 (a),(b) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 1,318,241
TOTAL OTHER ABS 3,481,622
TOTAL ASSET-BACKED SECURITIES
(Cost $8,133,002) 3,481,622
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
317291636 CORPORATE BONDS - 102.4% (65.3% of Total Investments) (c) 317291636
AUTOMOBILES & COMPONENTS - 0.7%
2,013,000 Dana Inc 4.250 09/01/30 2,006,197
TOTAL AUTOMOBILES & COMPONENTS 2,006,197
BANKS - 23.7%
10,375,000 (a),(d) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720 08/11/31 10,287,336
2,000,000 Banco Santander SA 5.127 11/06/35 1,960,885
2,600,000 (d) Canadian Imperial Bank of Commerce 7.000 10/28/85 2,665,673
4,250,000 (d),(e) Citigroup Inc 4.150 N/A 4,232,343
17,000,000 (a),(d) Intesa Sanpaolo SpA 4.950 06/01/42 14,838,938
5,000,000 (f) Lloyds Banking Group PLC 4.976 08/11/33 4,979,101
10,195,000 (d),(e) PNC Financial Services Group Inc/The 3.400 N/A 10,155,374
10,000,000 (a),(d),(f) Standard Chartered PLC 5.300 01/09/43 9,316,224
15,000,000 (a),(d) UniCredit SpA 5.459 06/30/35 15,080,092
TOTAL BANKS 73,515,966
CAPITAL GOODS - 5.6%
5,800,000 (f) GATX Corp 3.100 06/01/51 3,694,363
5,000,000 (a) Sociedad De Transmision Austral SA 4.000 01/27/32 4,756,549
9,000,000 (d),(e) Sumisho Air Lease Corp 8.256 N/A 9,043,785
TOTAL CAPITAL GOODS 17,494,697
ENERGY - 4.5%
15,000,000 (a),(f) Santos Finance Ltd 3.649 04/29/31 14,019,342
TOTAL ENERGY 14,019,342
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
2,500,000 ERP Operating LP 4.150 12/01/28 2,476,222
2,000,000 Host Hotels & Resorts LP 2.900 12/15/31 1,791,264
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,267,486
FINANCIAL SERVICES - 11.4%
7,200,000 (d),(e) American Express Co 3.550 N/A 7,168,620
2,400,000 Community Preservation Corp/The 2.867 02/01/30 2,222,660
875,000 (d) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 888,266
5,835,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.750 09/15/30 5,444,156
EUR 5,400,000 (g) Power Finance Corp Ltd 1.841 09/21/28 5,954,519
4,292,000 (a) Starwood Property Trust Inc 3.625 07/15/26 4,285,048
5,710,000 (a) Starwood Property Trust Inc 4.375 01/15/27 5,698,990
1,445,000 (a) Starwood Property Trust Inc 6.000 04/15/30 1,450,263
850,000 (a) Starwood Property Trust Inc 6.125 06/01/31 854,494
1,185,000 (a),(h) Starwood Property Trust Inc 5.875 08/15/29 1,188,542
TOTAL FINANCIAL SERVICES 35,155,558
INSURANCE - 1.5%
4,800,000 (a),(d),(f) Swiss Re Finance Luxembourg SA 5.000 04/02/49 4,786,632
TOTAL INSURANCE 4,786,632
MATERIALS - 4.5%
345,000 (a) Alcoa Nederland Holding BV 7.125 03/15/31 358,025
5,000,000 (a) LG Chem Ltd 2.375 07/07/31 4,382,868
5,000,000 LYB International Finance III LLC 3.800 10/01/60 3,155,741

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 6,025,000 (a) Star Energy Geothermal Wayang Windu Ltd 6.750% 04/24/33 $ 6,083,852
TOTAL MATERIALS 13,980,486
TELECOMMUNICATION SERVICES - 4.4%
2,760,000 (a) Turkcell Iletisim Hizmetleri AS 7.650 01/24/32 2,852,285
5,000,000 Verizon Communications Inc 2.987 10/30/56 2,944,183
10,000,000 (d) Vodafone Group PLC 5.125 06/04/81 7,817,445
TOTAL TELECOMMUNICATION SERVICES 13,613,913
UTILITIES - 44.7%
1,750,000 AES Corp/The 2.450 01/15/31 1,561,072
1,700,000 (d) AES Corp/The 7.600 01/15/55 1,740,591
5,000,000 (d) Algonquin Power & Utilities Corp 4.750 01/18/82 4,951,415
15,000,000 (a),(f) Brooklyn Union Gas Co/The 4.273 03/15/48 11,758,360
3,125,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 3,132,719
5,100,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 4,641,309
1,250,000 (a) Clearway Energy Operating LLC 5.750 01/15/34 1,225,641
2,500,000 (d) CMS Energy Corp 4.750 06/01/50 2,449,746
2,500,000 (d) CMS Energy Corp 3.750 12/01/50 2,319,388
7,050,000 (a) Colbun SA 3.150 01/19/32 6,371,278
2,244,000 Consolidated Edison Co of New York Inc 4.300 12/01/56 1,763,425
EUR 5,000,000 (d),(g),(i) EDP - Energias de Portugal SA 1.875 03/14/82 5,371,874
EUR 8,000,000 (d),(e),(g) Engie SA, Reg S 1.875 N/A 8,315,078
2,306,500 (a) India Cleantech Energy2021 1 4.700 08/10/26 2,294,969
6,650,000 (a),(f) Interchile SA 4.500 06/30/56 5,616,319
2,000,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 1,910,114
7,330,000 (a),(f) Liberty Utilities Finance GP 1 2.050 09/15/30 6,563,875
3,835,000 MidAmerican Energy Co 3.100 05/01/27 3,799,813
2,325,000 (a) New York State Electric & Gas Corp 5.050 08/15/35 2,300,083
7,000,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 6,853,847
815,869 PG&E Recovery Funding LLC 4.838 06/01/33 817,752
4,600,000 (d) Sempra 4.125 04/01/52 4,561,293
4,083,372 (a) Solar Star Funding LLC 5.375 06/30/35 4,063,965
13,000,000 (f) Southern California Edison Co 3.650 06/01/51 8,942,226
4,000,000 Southern Co Gas Capital Corp 3.150 09/30/51 2,629,990
5,000,000 (d) Southern Co/The 3.750 09/15/51 4,982,932
5,000,000 (a) Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak
4.850 10/14/38 4,699,121
8,075,000 (j) Sunnova Energy Corp 0.000 09/01/26 20,188
8,941,300 (a),(f) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 7,312,651
4,512,873 (a) Topaz Solar Farms LLC 5.750 09/30/39 4,432,544
7,741,995 (a) Topaz Solar Farms LLC 4.875 09/30/39 6,832,311
1,500,000 (a),(d),(e) Vistra Corp 7.000 N/A 1,511,885
2,033,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 2,103,620
570,000 (a) XPLR Infrastructure Operating Partners LP 7.750 04/15/34 599,965
TOTAL UTILITIES 138,451,359
TOTAL CORPORATE BONDS
(Cost $362,358,896) 317,291,636
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
72279499 MORTGAGE-BACKED SECURITIES - 23.3% (14.9% of Total Investments) 72279499
COMMERCIAL MBS - 23.3%
5,000,000 (a),(i) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
7.740 04/15/34 3,836,250
5,000,000 (a),(i) BAMLL Commercial Mortgage Securities Trust 2021-JACX,
Series 2021 JACX, (TSFR1M + 3.864%)
7.490 09/15/38 4,623,049
1,250,000 (a),(i) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.811 02/15/53 1,006,794
4,000,000 (a),(i) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.811 02/15/53 3,003,650
3,840,000 (a),(i) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 4.029 03/15/62 3,118,807
2,500,000 (a),(i) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
4.926 02/15/37 2,231,642
7,887,000 (a),(i) COMM 2020-CX Mortgage Trust, Series 2020 CX 2.773 11/10/46 5,860,748

Consolidated Portfolio of Investments June 30, 2026
(continued)
NPCT

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS (continued)
$ 62,109,604 (a),(i) Freddie Mac Multifamily ML Certificates, Series 2021 ML11,
(I/O)
0.769% 03/25/38 $ 2,780,647
23,476,225 (i) Freddie Mac Multifamily ML Certificates, Series 2023 ML18 1.508 09/25/37 2,437,302
27,310,700 (i) Freddie Mac Multifamily ML Certificates, Series 2021 ML10,
(I/O)
2.130 01/25/38 3,573,605
44,116,055 (i) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.306 07/25/41 3,780,746
2,500,000 (a),(i) Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY 3.041 12/10/41 2,166,350
5,000,000 (a),(i) J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, Series 2018 AON
4.767 07/05/31 912,135
10,000,000 (a),(i) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 6,880,420
4,261,000 (a),(i) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.455 07/15/36 3,856,579
500,000 (a),(i) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7.205 07/15/36 424,043
6,000,000 (a),(i) NYC Commercial Mortgage Trust, Series 2025 11X, (TSFR1M +
3.191%)
6.851 10/15/40 6,048,287
4,420,000 (a),(i) NYC Commercial Mortgage Trust 2021-909, Series 2021 909 3.312 04/10/43 3,333,199
80,369,000 (a),(i) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0.258 07/15/41 823,485
2,850,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 2,455,817
7,000,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 5,822,424
3,500,000 (a),(i) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE 2.989 02/12/41 2,835,956
500,000 (a),(i) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6.258 12/15/34 467,564
TOTAL COMMERCIAL MBS 72,279,499
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $93,537,682) 72,279,499
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14578587 MUNICIPAL BONDS - 4.7% (3.0% of Total Investments) 14578587
ARIZONA - 0.2%
595,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Gerard
Facility Project, Series 2021C
3.250 07/01/31 547,278
TOTAL ARIZONA 547,278
CALIFORNIA - 0.9%
375,000 California Municipal Finance Authority 5.425 09/01/28 375,363
490,000 California Municipal Finance Authority 5.811 09/01/31 494,444
2,000,000 (a),(h) California Municipal Finance Authority 6.625 08/20/33 1,985,334
TOTAL CALIFORNIA 2,855,141
DISTRICT OF COLUMBIA - 0.1%
254,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Taxable Senior Lien Green Series 2014A
4.814 10/01/14 212,328
TOTAL DISTRICT OF COLUMBIA 212,328
INDIANA - 0.0%
234,358 (j) Fort Wayne, Indiana Economic Development, Solid Waste
Facility Revenue Bonds, Do Good Foods LLC Fort Wayne,
Taxable Series 2022A-2
10.750 12/01/29 24
TOTAL INDIANA 24
MICHIGAN - 1.6%
1,000,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
2.960 04/01/27 987,645
2,245,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.244 04/01/29 2,148,358
425,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.344 04/01/30 401,542
1,575,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Taxable Series 2021B
3.644 04/01/34 1,429,505
TOTAL MICHIGAN 4,967,050

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 0.7%
$ 60,926,993 New Hampshire Business Finance Authority 0.597% 08/20/39 $ 2,265,875
TOTAL NEW HAMPSHIRE 2,265,875
NEW YORK - 0.8%
2,500,000 New York Transportation Development Corporation, Revenue
Bonds, MTA ADA Upgrades Project, Long Term Taxable
Sustainability Green Series 2023B
6.971 06/30/51 2,513,704
TOTAL NEW YORK 2,513,704
OHIO - 0.3%
1,000,000 (a) Columbus-Franklin County Finance Authority. Ohio 7.750 01/15/30 993,115
TOTAL OHIO 993,115
WISCONSIN - 0.1%
223,432 (a) Public Finance Authority, Wisconsin, Educational Facilities
Revenue Bonds, Series 2025-B
6.250 06/01/31 224,072
TOTAL WISCONSIN 224,072
TOTAL MUNICIPAL BONDS
(Cost $16,309,263) 14,578,587
SHARES DESCRIPTION RATE VALUE
18557642 PREFERRED STOCK - 6.0% (3.8% of Total Investments) 18557642
CAPITAL GOODS - 1.6%
269,000 Triton International Ltd 5.750 4,922,700
TOTAL CAPITAL GOODS 4,922,700
FINANCIAL SERVICES - 1.4%
300,000 Affiliated Managers Group, Inc 4.200 4,338,000
TOTAL FINANCIAL SERVICES 4,338,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
77,904 Brookfield Property Partners LP 5.750 1,011,973
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,011,973
UTILITIES - 2.7%
100,426 Brookfield Infrastructure Partners LP 5.125 1,642,969
200,000 Brookfield Renewable Partners LP 5.250 3,230,000
200,000 CMS Energy Corp 4.200 3,412,000
TOTAL UTILITIES 8,284,969
TOTAL PREFERRED STOCK
(Cost $28,938,056) 18,557,642
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
25088934 SOVEREIGN DEBT - 8.1% (5.1% of Total Investments) 25088934
BENIN - 3.5%
EUR 10,000,000 (a) Benin Government International Bond 4.950 01/22/35 10,771,155
TOTAL BENIN 10,771,155
BRAZIL - 0.9%
3,000,000 Brazilian Government International Bond 5.500 02/04/33 2,956,350
TOTAL BRAZIL 2,956,350
CHILE - 1.2%
5,000,000 Chile Government International Bond 3.100 05/07/41 3,822,500
TOTAL CHILE 3,822,500
MEXICO - 2.5%
EUR 5,000,000 Mexico Government International Bond 2.250 08/12/36 4,554,304
3,150,000 Mexico Government International Bond 4.875 05/19/33 2,984,625
TOTAL MEXICO 7,538,929
TOTAL SOVEREIGN DEBT
(Cost $28,533,642) 25,088,934
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19031305 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2% (3.9% of Total Investments) 19031305
5,724,000 United States Treasury Note/Bond 4.750 02/15/56 5,560,329
5,054,000 United States Treasury Note/Bond 4.375 05/15/36 5,027,151

Consolidated Portfolio of Investments June 30, 2026
(continued)
NPCT

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
$ 1,282,000 United States Treasury Note/Bond 4.125% 06/15/29 $ 1,280,798
2,588,000 United States Treasury Note/Bond 4.125 06/30/31 2,578,902
4,550,000 United States Treasury Note/Bond 5.000 05/15/46 4,584,125
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $18,969,490) 19,031,305
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3716513 VARIABLE RATE SENIOR LOAN INTERESTS - 1.2% (0.8% of Total Investments) 3716513
UTILITIES - 1.2%
921,560 (i) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5.666 12/15/27 920,601
2,800,000 (i) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.000%)
5.644 04/30/31 2,795,912
TOTAL UTILITIES 3,716,513
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $3,658,303) 3,716,513
TOTAL LONG-TERM INVESTMENTS
(Cost $560,438,334) 474,025,738
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.9%(2.5% of Total Investments)
12152511 REPURCHASE AGREEMENTS - 3.9% (2.5% of Total Investments) 12152511
9,700,000 (k) Fixed Income Clearing Corporation 3.610 07/01/26 9,700,000
2,452,511 (l) Fixed Income Clearing Corporation 1.060 07/01/26 2,452,511
TOTAL REPURCHASE AGREEMENTS
(Cost $12,152,511) 12,152,511
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,152,511) 12,152,511
TOTAL INVESTMENTS - 156.9%
(Cost $572,590,845) 486,178,249
BORROWINGS - (20.2)% (m),(n) (62,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (15.8)%(o) (48,999,283)
TFP SHARES, NET - (22.5)%(p) (69,767,885)
OTHER ASSETS & LIABILITIES, NET -   1.6% 4,872,040
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 309,783,121
ABS Asset-Backed Security
EUR Euro
I/O Interest only security
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $269,851,356 or 55.5% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
27.3% of Total Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $64,952,087 have been pledged as collateral for reverse repurchase agreements.
(g) All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(h) When-issued or delayed delivery security.

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
1
(i) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $9,700,973 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 8/31/29, valued at $9,894,043.
(l) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $2,452,583 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/33, valued at $2,501,583.
(m) Borrowings as a percentage of Total Investments is 12.9%.
(n) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.1%.
(p) TFP Shares, Net as a percentage of Total Investments is 14.4%.
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 7,716,636 EUR 6,675,207 Citibank N.A. 7/08/26 $ 87,703
Total          $87,703
Total unrealized appreciation on forward foreign currency contracts          $87,703
Total unrealized depreciation on forward foreign currency contracts          $–
EUR Euro
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
$ 145,374 $ (7,382) $ 152,756
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
234,100 15,637 218,463
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
288,863 12,387 276,476
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
172,919 (2,443) 175,362
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
166,841 (4) 166,845
Total $ 1,008,097 $ 18,195 $ 989,902

Portfolio of Investments June 30, 2026
JLS
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 129.7% (98.4% of Total Investments)
48111620 ASSET-BACKED SECURITIES - 46.7% (35.4% of Total Investments) 48111620
AUTOMOBILE ABS - 2.7%
$ 550,000 (a),(b) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 4.080% 02/20/28 $ 545,851
1,000,000 (b) Avis Budget Rental Car Funding LLC, Series 2026 4A 7.800 12/20/32 1,011,279
1,580 (b) Chase Auto Owner Trust 2025-2, Series 2025 2A 0.000 02/25/33 222,673
500,000 (b) Exeter Automobile Receivables Trust 2026-3, Series 2026 3A 7.670 07/17/34 499,686
500,000 (b) Hertz Vehicle Financing III LLC, Series 2025 6A 8.300 05/25/32 499,024
TOTAL AUTOMOBILE ABS 2,778,513
COMMERCIAL MBS - 2.6%
2,000,000 (a),(b) Cars Net Lease Mortgage Notes, Series 2020 1A 4.690 12/15/50 1,830,191
500,000 (b) LMRK Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 496,850
400,000 (b) LMRK Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 402,197
TOTAL COMMERCIAL MBS 2,729,238
FINANCIAL SERVICES - 1.1%
7,143 (b),(c) Hestia Re Ltd, (SOFR + 0.100%) 3.620 04/22/29 3,571
1,000,000 (a),(b) Mexico Remittances Funding Fiduciary Estate Management
Sarl
12.500 10/15/31 1,077,000
TOTAL FINANCIAL SERVICES 1,080,571
INSURANCE - 2.1%
375,000 (b),(c) Armor RE II Ltd, (3-Month U.S. Treasury Bill + 8.500%) 12.060 01/07/28 395,213
250,000 (b),(c) Armor RE II Ltd, (3-Month U.S. Treasury Bill + 5.000%) 3.713 06/07/29 249,500
250,000 (b),(c) Bonanza RE Ltd 3.607 01/08/27 227,250
250,000 (b),(c) Integrity RE III Ltd, (Federated Hermes U.S. Treasury Cash
Reserves Fund Yield + 7.000%)
10.500 06/07/29 249,525
500,000 (b),(c) Residential Reinsurance 2022 Ltd, (CJTXX + 7.130%) 10.680 12/06/26 497,050
250,000 (b),(c) Residential Reinsurance 2025 Ltd, (3-Month U.S. Treasury Bill +
5.750%)
4.783 06/06/29 258,050
250,000 (b),(c) Residential Reinsurance 2026 Ltd, (JPMorgan 100% US
Treasury Securities Money Market Fund Yield + 4.500%)
3.550 06/06/30 249,925
TOTAL INSURANCE 2,126,513
OTHER ABS - 37.6%
500,000 (b),(c) AIMCO CLO 17 Ltd, Series 2022 17A, (TSFR3M + 2.900%) 6.564 07/20/37 501,120
500,000 (a),(b),(c) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 9.975 07/20/38 485,797
375,000 (b),(c) Apidos CLO Lvi, Series 2026 56A, (TSFR3M + 5.300%) 8.982 04/24/39 380,589
750,000 (a),(b),(c) Apidos CLO XLII Ltd, Series 2022 42A, (TSFR3M + 3.650%) 7.919 04/20/38 741,823
375,000 (a),(b),(c) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.673 10/15/38 337,400
500,000 (b),(c) Ballyrock CLO 21 Ltd, Series 2022 21A, (TSFR3M + 6.000%) 9.668 10/20/37 493,496
350,000 (b),(c) Ballyrock CLO 22 Ltd, Series 2024 22AR, (TSFR3M + 5.750%) 9.375 07/15/39 351,230
500,000 (b),(c) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 3.100%) 6.765 04/15/39 506,098
250,000 (b),(c) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 9.715 04/15/39 255,560
500,000 (b) Cajun Global LLC, Series 2025 2A 8.720 11/20/55 493,120
775,000 (b) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 766,678
750,000 (a),(b),(c) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 5.500%) 9.180 10/17/38 694,593
1,000,000 (b) Centersquare Issuer LLC, Series 2024 1A 5.600 10/26/54 963,963
700,000 (b),(c) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 8.425 04/19/35 683,255
500,000 (b),(c) CIFC Funding 2025-VII Ltd, Series 2025 7A, (TSFR3M +
4.750%)
8.414 01/22/39 499,499
1,000,000 (b) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,042,813
500,000 (b) DataBank Issuer, Series 2026 1A 6.493 02/25/56 497,641
449,482 (b) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 447,328
500,000 (b) ExteNet Issuer LLC, Series 2024 1A 9.050 07/25/54 400,260
1,000,000 (b) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 995,127
250,000 (b),(c) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9.525 01/20/39 250,908
500,000 (b),(c) GoldenTree Loan Management US CLO 29 Ltd, Series 2026
29A, (TSFR3M + 2.950%)
6.589 04/20/39 500,937
1,500,000 (b),(d) GoTo Foods Funding LLC, Series 2026 1A 6.854 04/30/56 1,501,891
100,000 (b),(c) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.092 08/15/28 99,904

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS (continued)
$ 127,000 (b),(c) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
6.342% 08/15/28 $ 127,064
325,000 (b),(c) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.000%)
5.592 08/15/28 324,835
472,500 (b) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 458,146
1,000,000 (b) Hilton Grand Vacations Trust 2026-2, Series 2026 2A 6.000 03/27/45 972,727
372,417 (b) HIN Timeshare Trust, Series 2025 B 7.580 05/15/45 375,017
750,000 (b) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 774,758
500,000 (a),(b),(c) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10.168 07/20/37 494,158
1,000,000 (b) Kinetic ABS Issuer LLC, Series 2026 1A 7.653 02/25/56 1,014,500
600,000 (b) Lightpath Fiber Issuer LLC, Series 2026 1A 5.597 03/25/56 599,170
1,000,000 (b) LMDV Issuer Co LLC, Series 2025 1A 7.880 12/15/55 1,014,174
154,133 (b) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3.376 02/15/45 152,207
250,000 (b),(c) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 8.680 04/15/39 252,142
1,000,000 MetroNet Infrastructure Issuer LLC, Series 2025 1 9.370 07/20/55 1,042,756
500,000 (b) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 509,831
1,525,000 (b),(e) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 366,763
436,583 (b) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 5.420 08/20/46 376,126
78,279 (b) MVW 2020-1 LLC, Series 2020 1A 7.140 10/20/37 78,363
500,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.675 07/20/39 493,992
500,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.480 10/16/37 500,652
500,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8.830 10/16/37 495,878
500,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 2.800%)
6.473 04/15/34 498,807
1,000,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 993,680
525,000 (b) NMEF Funding 2026-A LLC, Series 2026 A 6.730 02/15/34 519,477
250,000 (b),(c) OCP CLO 2018-15 Ltd, Series 2018 15A, (TSFR3M + 2.750%) 6.418 01/20/38 250,298
250,000 (b),(c) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8.618 04/20/39 248,405
500,000 (c) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8.518 07/18/38 490,241
1,000,000 (b) OHS Issuer LLC, Series 2026 1 8.350 02/25/61 976,602
997,500 (b) OHS Issuer LLC, Series 2026 1 5.980 02/25/61 971,607
93,770 (b) Oportun Issuance Trust 2021-B, Series 2021 B 5.410 05/08/31 93,193
65,048 (b) Oportun Issuance Trust 2021-C, Series 2021 C 5.570 10/08/31 64,432
1,000,000 (b) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,005,810
500,000 (b) QTS Issuer ABS II LLC, Series 2026 1A 6.729 01/05/56 500,494
500,000 (b),(c) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 10.425 10/20/37 476,444
350,000 (b),(c) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.673 01/15/38 309,649
304,297 (b) Start II LTD, Series 2019 1 5.095 03/15/44 305,517
961,917 (b),(c) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 1.900%)
5.573 07/15/39 962,854
1,000,000 (b),(c) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 2.250%)
5.923 07/15/39 1,002,506
1,400,000 (b),(c) TruPS Financials Note Securitization 2026-1, Series 2026 1A,
(TSFR3M + 1.750%)
5.423 01/15/38 1,400,043
1,000,000 (b) TSC SPV Funding LLC, Series 2026 1A 8.905 05/20/56 1,000,023
1,000,000 (b) Uniti Fiber Abs Issuer LLC, Series 2025 1A 9.018 04/20/55 1,043,966
500,000 (b) VB-S1 Issuer LLC, Series 2026 1A 6.843 03/15/56 502,689
327,774 (b) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 321,565
500,000 (b) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 515,986
TOTAL OTHER ABS 38,768,577
STUDENT LOAN ABS - 0.6%
627,474 (b) AASET 2020-1 Trust, Series 2020 1A 6.413 01/16/40 628,208
TOTAL STUDENT LOAN ABS 628,208
TOTAL ASSET-BACKED SECURITIES
(Cost $49,006,049) 48,111,620

Portfolio of Investments June 30, 2026
(continued)
JLS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
85648318 MORTGAGE-BACKED SECURITIES - 83.0% (63.0% of Total Investments) 85648318
COMMERCIAL MBS - 42.1%
$ 1,000,000 (a),(b),(c) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
6.625% 06/15/35 $ 1,002,811
1,000,000 (b),(c) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.125 06/15/35 1,002,869
1,000,000 (a),(c) BANK 2017-BNK6, Series 2017 BNK6 3.851 07/15/60 927,988
1,000,000 (a),(b) BANK 2019-BNK21, Series 2019 BN21 2.500 10/17/52 748,865
1,000,000 (b),(c) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.811 02/15/53 805,435
1,750,000 (a),(b),(c) BBCMS Trust 2015-SRCH, Series 2015 SRCH 5.122 08/10/35 1,640,761
500,000 (c) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.432 02/15/51 308,006
500,000 (a),(c) Benchmark 2018-B4 Mortgage Trust, Series 2018 B4 4.662 07/15/51 432,026
1,100,000 (a),(c) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.897 12/15/62 792,060
761,017 (b),(c) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 756,143
1,000,000 (b),(c) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 5.971%)
9.705 10/15/41 999,531
1,000,000 (a),(c) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4.352 05/15/52 827,436
845,000 (c) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3.631 08/10/49 482,309
1,500,000 (c) CD 2016-CD2 Mortgage Trust, Series 2016 CD2 4.113 11/10/49 909,151
1,978,000 (c) CD 2017-CD3 Mortgage Trust, Series 2017 CD3 4.711 02/10/50 618,703
23,912 (b),(c) CF 2020-P1 Mortgage Trust, Series 2020 P1 2.840 04/15/52 23,772
500,000 (b),(c) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 3.750%)
7.850 10/15/37 502,993
1,437,245 (b),(c) COMM 2013-LC13 Mortgage Trust, Series 2013 LC13 5.548 08/10/46 1,346,235
925,000 (a),(c) COMM 2014-CCRE15 Mortgage Trust, Series 2014 CR15 3.961 02/10/47 872,573
752,021 (a) COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4.377 05/10/47 748,395
389,536 (a),(c) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3.246 02/10/47 384,813
1,500,000 (b),(c) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 892,500
1,400,000 (b),(c) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 769,608
1,800,000 (c) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,664,065
110,684 (c) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 107,000
1,000,000 (b),(c) DK Trust, Series 2025 LXP, (TSFR1M + 2.891%) 6.524 08/15/37 1,005,269
33,000,000 (b),(c) DOLP Trust 2021-NYC, Series 2021 NYC, (I/O) 0.665 05/10/41 857,106
7,352,676 (c) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.306 07/25/41 630,124
1,000,000 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.747%)
5.373 07/15/31 191,615
1,100,000 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
5.523 07/15/31 115,477
700,000 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 2.397%)
6.023 07/15/31 36,735
700,000 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 3.097%)
6.723 07/15/31 18,360
892,000 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 4.222%)
7.848 07/15/31 8,902
2,000,000 (a),(c) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 3.990 11/10/49 1,927,441
1,250,000 (b),(c) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.199 07/13/42 1,276,225
366,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.972 01/16/37 128,111
2,000,000 (c) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
5.512 09/15/47 1,897,691
1,000,000 JPMBB Commercial Mortgage Securities Trust 2015-C27,
Series 2015 C27
3.898 02/15/48 864,625
1,189,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.915 03/17/49 1,155,409
2,000,000 (a),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP5,
Series 2017 JP5
3.904 03/15/50 1,778,843
1,500,000 (a),(b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
4.580 07/15/50 1,271,925
1,849,000 (a),(b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4.562 09/15/50 1,396,383
750,000 (b),(c) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 552,849

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS (continued)
$ 122,063 (c) Morgan Stanley Capital I Trust 2015-MS1, Series 2015 MS1 4.162% 05/15/48 $ 118,795
1,000,000 (b) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2.718 12/15/36 687,510
600,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.279%)
5.905 07/15/36 554,759
710,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.455 07/15/36 642,612
1,000,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
7.955 07/15/36 810,086
1,000,000 (b),(c) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
4.620 07/15/38 951,376
1,000,000 (b),(c) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 2.114%)
5.740 07/15/38 598,804
1,575,000 (b),(c) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
7.575 02/15/39 1,578,469
127,100,000 (b),(c) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE, (I/O) 0.179 02/12/41 320,152
600,000 (b),(c) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE 2.989 02/12/41 486,164
1,000,000 (a),(b),(c) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 6.864 06/15/39 1,005,642
1,096,547 (a),(c) Wells Fargo Commercial Mortgage Trust 2015-NXS1, Series
2015 NXS1
3.901 05/15/48 995,102
TOTAL COMMERCIAL MBS 43,428,609
WL COLLATERAL CMO - 40.9%
625,000 (b),(c) Connecticut Avenue Securities Trust 2021-R03, Series 2021
R03, (SOFR30A + 5.500%)
9.128 12/25/41 636,943
2,100,000 (b),(c) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
9.628 12/25/41 2,145,623
1,000,000 (b),(c) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14.823 03/25/42 1,059,406
2,840,000 (a),(b),(c) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
10.628 04/25/42 2,966,117
1,900,000 (b),(c) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
15.628 06/25/42 2,087,978
4,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 5.550%)
9.178 01/25/43 4,231,326
2,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 5.350%)
8.978 05/25/43 2,145,204
2,250,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 4.750%)
8.378 06/25/43 2,383,938
2,280,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9.188 07/25/43 2,385,334
3,110,000 (b),(c) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9.528 07/25/43 3,371,599
2,270,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10.728 01/25/42 2,340,373
4,400,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
8.378 02/25/42 4,500,690
2,270,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 2,371,988
2,945,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 3,135,663
3,250,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 5.650%)
10.218 04/25/42 3,363,144
1,900,000 (b),(c) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 8.150%)
11.780 03/25/43 2,111,022
848,448 (b),(c) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 983,361
TOTAL WL COLLATERAL CMO 42,219,709
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $96,659,049) 85,648,318
TOTAL LONG-TERM INVESTMENTS
(Cost $145,665,098) 133,759,938

Portfolio of Investments June 30, 2026
(continued)
JLS

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%(1.6% of Total Investments)
2,113,091 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0% (1.6% of Total Investments) 2,113,091
$ 2,115,000 Federal Home Loan Bank Discount Notes 0.000% 07/09/26 $ 2,113,091
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,113,299) 2,113,091
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,113,299) 2,113,091
TOTAL INVESTMENTS - 131.7%
(Cost $147,778,397) 135,873,029
BORROWINGS - (2.4)% (f),(g) (2,520,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (27.5)%(h) (28,350,992)
OTHER ASSETS & LIABILITIES, NET -   (1.8)% (1,839,383)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 103,162,654
ABS Asset-Backed Security
CJTXX JPMorgan 100% U.S. Treasury Securities Money Market Fund
CMO Collateralized Mortgage Obligation
I/O Interest only security
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
WL Whole Loan
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $39,286,364 have been pledged as collateral for reverse repurchase agreements.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $113,784,384 or 83.7% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Borrowings as a percentage of Total Investments is 1.9%.
(g) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $13,244,772 have been pledged as collateral for borrowings.
(h) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 20.9%.

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026 (Unaudited) JGH NPCT
(1)
JLS
ASSETS
Long-term investments, at value
†
$ 533,769,284 $ 474,025,738 $ 133,759,938
Short-term investments, at value
◊
4,401,210 12,152,511 2,113,091
Cash – 198,658 623
Cash denominated in foreign currencies
^
– 563,873 –
Cash collateral at brokers for investments in swap contracts – 2,845,122 –
Swap premiums paid – 18,195 –
Unrealized appreciation on cross currency swap contracts – 989,902 –
Unrealized appreciation on forward foreign currency contracts 121,447 87,703 –
Receivables:
Dividends – 27,997 –
Interest 8,618,565 5,298,623 721,048
Investments sold 5,391,585 5,934,444 –
Reclaims 3,676 29,788 –
Other 73,736 37,054 27,081
Total assets 552,379,503 502,209,608 136,621,781
LIABILITIES
Cash overdraft 200,000 – –
Borrowings 125,000,000 62,500,000 2,520,000
Reverse repurchase agreements, including accrued interest 32,788,339 48,999,283 28,350,992
Unrealized depreciation on forward foreign currency contracts 35,895 – –
TFP Shares, Net
**
– 69,767,885 –
Payables:
Management fees 380,546 385,897 105,147
Dividends 2,835,006 2,499,773 828,969
Interest 554,552 265,312 12,242
Investments purchased - regular settlement 4,601 4,642,685 –
Investments purchased - when-issued/delayed-delivery settlement 4,221,500 3,179,880 1,500,000
Unfunded senior loans 343,699 – –
Accrued expenses:
Custodian fees 122,831 89,572 57,955
Investor relations fees 15,160 14,398 4,964
Trustees fees 41,270 14,723 21,347
Professional fees 27,079 27,038 48,573
Shareholder reporting expenses 21,316 19,511 8,332
Shareholder servicing agent fees 52 2,569 –
Other 1,931 17,961 606
Total liabilities 166,593,777 192,426,487 33,459,127
Commitments and contingencies
(2)
Net assets applicable to common shares $ 385,785,726 $ 309,783,121 $ 103,162,654
Common shares outstanding 28,125,837 28,755,000 5,476,626
Net asset value ("NAV") per common share outstanding $ 13.72 $ 10.77 $ 18.84
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 281,258 $ 287,550 $ 54,766
Paid-in capital 518,232,031 491,003,001 120,600,485
Total distributable earnings (loss) (132,727,563) (181,507,430) (17,492,597)
Net assets applicable to common shares $ 385,785,726 $ 309,783,121 $ 103,162,654
Authorized shares:
Common Unlimited Unlimited Unlimited
Preferred — Unlimited —
†
   Long-term investments, cost $ 524,140,286 $ 560,438,334 $ 145,665,098
◊
   Short-term investments, cost $ 4,401,210 $ 12,152,511 $ 2,113,299
^
   Cash denominated in foreign currencies, cost $ – $ 573,843 $ –
**
   TFP Shares, unamortized net deferred offering costs $ – $ 232,115 $ –
(1)
Consolidated Statement of Assets and Liabilities (as disclosed in Notes to Financial Statements).
(2)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited) JGH NPCT
(1)
JLS
INVESTMENT INCOME
Dividends $ 282,629 $ 654,923 $ —
Interest 20,616,079 11,257,682 5,295,496
Rehypothecation income — — 121
Tax withheld — (4,187) —
Total investment income 20,898,708 11,908,418 5,295,617
EXPENSES
– – –
Management fees 2,296,398 2,356,199 642,476
Shareholder servicing agent fees 327 301 455
Interest expense and amortization of offering costs # 3,578,472 4,141,395 755,844
Trustees fees 17,199 21,139 4,295
Custodian expenses 42,093 33,109 19,005
Investor relations expenses 69,090 70,297 26,293
Professional fees 72,336 49,603 58,929
Shareholder reporting expenses 22,568 24,561 14,559
Stock exchange listing fees 4,350 4,449 3,772
Other 7,771 12,367 6,003
Total expenses before expense reimbursement 6,110,604 6,713,420 1,531,631
Expense reimbursement (6,245) — —
Net expenses 6,104,359 6,713,420 1,531,631
Net investment income (loss) 14,794,349 5,194,998 3,763,986
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (152,201) (5,695,059) 201,907
Affiliated investments (99,600) — —
Forward foreign currency contracts 209,642 16,991 —
Swap contracts — 435,185 —
Foreign currency transactions (8,632) 159,332 —
Net realized gain (loss) (50,791) (5,083,551) 201,907
Change in unrealized appreciation (depreciation) on:
Investments 832,317 4,442,883 (1,706,298)
Affiliated investments (18,600) — —
Forward foreign currency contracts 112,272 103,358 —
Swap contracts — (1) —
Foreign currency translations (7,599) (33,121) —
Net change in unrealized appreciation (depreciation) 918,390 4,513,119 (1,706,298)
Net realized and unrealized gain (loss) 867,599 (570,432) (1,504,391)
Net increase (decrease) in net assets applicable to common shares from operations $ 15,661,948 $ 4,624,566 $ 2,259,595
# SUPPLEMENTAL INFORMATION FOR DEBT TRANSACTIONS JGH NPCT
(1)
JLS
Aggregate amount of debt outstanding
$ 157,500,000 $ 181,320,000 $ 30,657,000
Aggregate average interest rate 4.55% 4.52% 4.94%
(1)
Consolidated Statement of Operations (as disclosed in Notes to Financial Statements).

Statement of Changes in Net Assets
See Notes to Financial Statements

JGH NPCT
(1)
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 14,794,349 $ 26,341,560 $ 5,194,998 $ 13,385,247
Net realized gain (loss) (50,791) (1,839,085) (5,083,551) (5,256,182)
Net change in unrealized appreciation (depreciation) 918,390 9,716,432 4,513,119 17,508,279
Net increase (decrease) in net assets applicable to common shares from operations 15,661,948 34,218,907 4,624,566 25,637,344
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (17,466,145) (27,438,488) (16,807,298) (14,022,634)
Return of Capital – (1,859,998) – (24,480,311)
Total distributions (17,466,145) (29,298,486) (16,807,298) (38,502,945)
Common shares:
Proceeds from rights offering, net of offering costs — 61,806,066 — —
Net increase (decrease) applicable to common shares from capital share transactions — 61,806,066 — —
Net increase (decrease) in net assets applicable to common shares (1,804,197) 66,726,487 (12,182,732) (12,865,601)
Net assets applicable to common shares at the beginning of period 387,589,923 320,863,436 321,965,853 334,831,454
Net assets applicable to common shares at the end of period $ 385,785,726 $ 387,589,923 $ 309,783,121 $ 321,965,853

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
JLS
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 3,763,986 $ 8,604,842
Net realized gain (loss) 201,907 (1,542,285)
Net change in unrealized appreciation (depreciation) (1,706,298) 2,448,703
Net increase (decrease) in net assets applicable to common shares from operations 2,259,595 9,511,260
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (5,043,973) (9,028,393)
Return of Capital – (1,059,552)
Total distributions (5,043,973) (10,087,945)
Net increase (decrease) in net assets applicable to common shares (2,784,378) (576,685)
Net assets applicable to common shares at the beginning of period 105,947,032 106,523,717
Net assets applicable to common shares at the end of period $ 103,162,654 $ 105,947,032
(1)
Consolidated Statement of Changes in Net Assets (as disclosed in Notes to Financial Statements).

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited) JGH NPCT
(1)
JLS
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 15,661,948 $ 4,624,566 $ 2,259,595
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (168,511,776) (68,131,378) (19,785,894)
Proceeds from sale and maturities of investments 170,846,479 75,724,791 17,537,646
Proceeds from (Purchase of) short-term investments, net 10,898,790 1,672,489 1,502,889
Proceeds from (Purchase of) closed foreign currency spot transactions 1,729 9,362 —
Proceeds from litigation settlement 4,227 — —
Premiums received (paid) for credit default swaps contracts — 4,251 —
Amortization (Accretion) of premiums and discounts, net (338,588) 721,305 (51,090)
Amortization of deferred offering costs — 16,826 —
(Increase) Decrease in:
Receivable for dividends 21,251 24,503 —
Receivable for interest (325,968) (177,828) (9,388)
Receivable for reclaims (3,676) (15,296) —
Receivable for investments sold (5,300,749) (5,934,444) —
Receivable for reimbursement from Adviser 1,138 — —
Other assets (33,399) 8,886 (3,013)
Increase (Decrease) in:
Payable for interest 382,271 (70,384) (5,910)
Payable for investments purchased - regular settlement 2,633 4,642,685 —
Payable for investments purchased - when-issued/delayed-delivery settlement (6,133,176) 3,179,880 1,500,000
Payable for unfunded loan commitments 343,699 — —
Payable for management fees (4,750) (24,022) (5,683)
Accrued custodian fees 39,416 29,330 18,913
Accrued investor relations fees 6,911 10,379 4,964
Accrued Trustees fees 573 10,320 (3,693)
Accrued professional fees 27,079 27,038 8,026
Accrued shareholder reporting expenses (3,880) (1,993) (35)
Accrued shareholder servicing agent fees (110) 72 (393)
Accrued other expenses (323,697) 3,343 404
Net realized (gain) loss from investments 152,201 5,695,059 (201,907)
Net realized (gain) loss from affiliated investments 99,600 — —
Net realized (gain) loss from foreign currency transactions 8,632 (159,332) —
Net realized (gain) loss from paydowns 4,699 159,882 (43,737)
Net change in unrealized (appreciation) depreciation of investments (832,317) (4,442,883) 1,706,298
Net change in unrealized (appreciation) depreciation of affiliated investments 18,600 — —
Net change in unrealized (appreciation) depreciation of forward foreign currency (112,272) (103,358) —
Net change in unrealized (appreciation) depreciation of swap contracts — 1 —
Net change in unrealized (appreciation) depreciation on foreign currency translations 7,599 33,121 —
Net cash provided by (used in) operating activities 16,605,117 17,537,171 4,427,992
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from reverse repurchase agreements — 245,390,676 421,000
(Repayments of) reverse repurchase agreements — (245,390,676) (421,000)
Increase (Decrease) in:
Cash overdraft (1,973,978) (2,301,443) (212,365)
Cash distributions paid to common shareholders (14,631,139) (14,307,525) (4,215,004)
Net cash provided by (used in) financing activities (16,605,117) (16,608,968) (4,427,369)
Net increase (decrease) in cash, cash denominated in foreign currencies and cash collateral at brokers – 928,203 623
Cash, cash denominated in foreign currencies and cash collateral at brokers at the beginning of period — 2,679,450 —
Cash, cash denominated in foreign currencies and cash collateral at brokers at the end of period $ — $ 3,607,653 $ 623
(1) Consolidated Statement of Cash Flows (as disclosed in Notes to Financial Statements).

See Notes to Financial Statements

The following table provides a reconciliation of cash, cash denominated in foreign currencies and cash collateral at brokers to the Statement of
Assets and Liabilities:
JGH NPCT JLS
Cash $ — $ 198,658 $ 623
Cash denominated in foreign currencies — 563,873 —
Cash collateral at broker for investments in swap contracts — 2,845,122 —
Total cash, cash denominated in foreign currencies and cash collateral at brokers $ — $ 3,607,653 $ 623
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JGH NPCT JLS
Cash paid for interest (excluding borrowing and amortization of offering costs)
$ 3,170,489 $ 4,133,919 $ 757,140

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JGH
6/30/26
(d)
$ 13.78 $ 0.53 $ 0.03 $ 0.56 $ (0.62) $ — $ — $ (0.62) $ 13.72 $ 12.73
12/31/25 13.84 1.11 0.07 1.18 (1.16) — (0.08) (1.24) 13.78 12.61
12/31/24 13.37 0.99 0.72 1.71 (1.13) — (0.11) (1.24) 13.84 12.84
12/31/23 12.79 0.82 1.00 1.82 (0.95) — (0.29) (1.24) 13.37 12.20
12/31/22 16.63 0.95 (3.43) (2.48) (0.99) — (0.37) (1.36) 12.79 11.25
12/31/21 16.97 1.04 (0.08) 0.96 (0.98) — (0.32) (1.30) 16.63 15.88
NPCT
(f)
6/30/26
(d)
11.20 0.18 (0.03) 0.15 (0.58) — — (0.58) 10.77 10.13
12/31/25 11.64 0.46 0.44 0.90 (0.49) — (0.85) (1.34) 11.20 10.18
12/31/24 11.94 0.49 0.49 0.98 (0.60) — (0.68) (1.28) 11.64 10.51
12/31/23 12.27 0.38 0.33 0.71 (0.45) — (0.59) (1.04) 11.94 10.08
12/31/22 19.66 0.67 (6.83) (6.16) (0.78) — (0.45) (1.23) 12.27 10.36
12/31/21
(g)
20.00 0.31 0.07 0.38 (0.36) (0.03) (0.33) (0.72) 19.66 18.30
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
JGH
6/30/26
(d)
1.87%
(e)
12/31/25
2.04
12/31/24
2.41
12/31/23
2.46
12/31/22
1.04
12/31/21
0.35
NPCT
6/30/26
(d)
2.6 5
(e)
12/31/25
2.81
12/31/24
3.36
12/31/23
3.77
12/31/22
1.33
12/31/21
0.18
(e)
fa
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
4.09% 5.99% $ 385,786 3.20%
(e)
7.75%
(e)
32%
8.94 8.01 387,590 3.37 8.09 58
13.39 15.87 320,863 3.73 7.29 93
15.15 20.80 309,940 3.82 6.43 35
(15.10) (21.07) 296,494 2.43 6.82 26
5.82 10.84 385,474 1.68 6.16 87
1.41 5.30 309,783 4.28
(e)
3.31
(e)
13
8.15 9.62 321,966 4.43 4.09 21
8.44 17.15 334,831 5.08 4.08 27
6.21 7.77 343,345 5.50 3.27 11
(31.89) (37.45) 352,717 2.95 4.61 10
1.90 (4.96) 565,276 1.47
(e)
2.28
(e)
17
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Consolidated Financial Highlights (as disclosed in Notes to Financial Statements).
(g) For the period April 27, 2021 (commencement of operations) through December 31, 2021.

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JLS
6/30/26
(d)
$ 19.35 $ 0.69 $ (0.28) $ 0.41 $ (0.92) $ — $ — $ (0.92) $ — $ 18.84 $ 17.48
12/31/25 19.45 1.57 0.17 1.74 (1.65) — (0.19) (1.84) — 19.35 18.19
12/31/24 18.78 1.76 0.69 2.45 (1.78) — — (1.78) — 19.45 18.00
12/31/23 18.86 1.51 (0.02) 1.49 (1.57) — — (1.57) — 18.78 16.88
12/31/22 22.19 1.12 (3.38) (2.26) (0.86) — (0.20) (1.06) (0.01) 18.86 16.18
12/31/21 22.17 0.83 0.16 0.99 (0.85) — (0.12) (0.97) — 22.19 20.96
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
JLS
6/30/26
(d)
1.46%
(e)
12/31/25
1.61
12/31/24
2.14
12/31/23
2.60
12/31/22
1.17
12/31/21
0.45
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
2.22% 1.06% $ 103,163 2.96%
(e)
7.26%
(e)
13%
9.27 11.50 105,947 3.07 8.08 23
13.49 17.73 106,524 3.65 9.10 20
8.18 14.79 102,868 4.16 7.98 28
(10.30) (17.88) 103,267 2.72 5.61 47
4 .47 11.02 121,785 1.87 3.69 73
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings TFP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$1,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
(c)
Asset
Coverage
Per $1
Liquidation
Preference
(d)
JGH
6/30/26
(e)
$ 125,000 $ 4,086 $ — $ — $ —
12/31/25 125,000 4,101 — — —
12/31/24 104,000 4,085 — — —
12/31/23 119,000 3,605 — — —
12/31/22 127,000 3,335 — — —
12/31/21 159,000 3,424 — — —
NPCT
6/30/26
(e)
62,500 7,077 70,000 3,338 3.34
12/31/25 62,500 7,271 70,000 3,430 3.43
12/31/24 62,500 7,477 70,000 3,527 3.53
12/31/23 75,500 6,475 70,000 3,360 3.36
12/31/22 105,500 5,007 70,000 3,010 3.01
12/31/21
(f)
167,000 4,385 — — —
JLS
6/30/26
(e)
2,520 41,938 — — —
12/31/25 2,520 43,042 — — —
12/31/24 2,520 43,271 — — —
12/31/23 5,520 19,636 — — —
12/31/22 12,495 9,265 — — —
12/31/21 8,455 15,404 — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s borrowings (excluding temporary borrowings) then outstanding  and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(d) Includes all borrowings and preferred shares presented for the Fund.
(e) Unaudited.
(f) For the period April 27, 2021 (commencement of operations) through December 31, 2021.

Notes to Financial Statements

(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Global High Income Fund (JGH)
Nuveen Core Plus Impact Fund (NPCT)
Nuveen Mortgage and Income Fund (JLS)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. JGH, NPCT and JLS were organized as Massachusetts business trusts on August 5, 2014, December 4, 2020 and September 10, 2009,
respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolio, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Teachers Advisors, LLC (“TAL”), an affiliate of the
Adviser, (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM manages the investment portfolios of JGH and NPCT, while TAL manages the investment portfolio of JLS.
Basis for Consolidation:
NPCT is presented on a consolidated basis with the Nuveen Core Plus Impact Fund Ltd. (the “Subsidiary”), a wholly-owned subsidiary of NPCT organized under the laws of the Cayman Islands. The Subsidiary commenced operations on April 27, 2021 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The Subsidiary is advised by the Adviser and has the same investment objective as NPCT, but unlike NPCT, it may invest in Regulation S securities without limitation.
As of the end of the reporting period, the net assets of the Subsidiary were $20,550,445 representing 7% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiary is as follows:
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
NPCT
Total long-term investments at value $19,641,472
Net assets applicable to Common Shares 20,550,445
Net investment income (loss) 268,769
Net realized gain (loss) from investments and foreign currency (309,369)
Change in net unrealized appreciation (depreciation) from investments and foreign currency 260,559

Notes to Financial Statements
(continued)
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued Accounting Standard Update (“ASU”) No. 2025-11,
Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
The fair values of liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and are further described later in these Notes to Financial Statements.
The fair values of borrowings approximate their carrying value. Borrowings are generally classified as Level 2 and are further described in these Notes to Financial Statements.
The fair values of reverse repurchase agreements approximate their carrying value. Reverse repurchase agreements are generally classified as Level 2 and are further described in these Notes to Financial Statements.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that

Notes to Financial Statements
(continued)
the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
JGH
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 48,967,002 $ 611,051 $ 49,578,053
Common Stocks 806,238 120,844 – 927,082
Corporate Bonds – 315,395,045 510,000 315,905,045
Mortgage-Backed Securities – 16,379,546 – 16,379,546
Preferred Stock 4,165,616 – – 4,165,616
Sovereign Debt – 69,645,459 – 69,645,459
Variable Rate Senior Loan Interests – 77,168,483 – 77,168,483
Short-Term Investments:
Repurchase Agreements – 4,401,210 – 4,401,210
$ 4,971,854 $ 532,077,589 $ 1,121,051 $ 538,170,494
Investments in Derivatives:
Forward Foreign Currency Contracts* – 85,552 – 85,552
$ – $ 85,552 $ – $ 85,552
Liabilities at Fair Value:
Borrowings $ – $ 125,000,000 $ – $ 125,000,000
Reverse Repurchase Agreements $ – $ 32,788,339 $ – $ 32,788,339
$ – $ 157,788,339 $ – $ 157,788,339
NPCT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 2,163,381 $ 1,318,241 $ 3,481,622
Corporate Bonds – 317,291,636 – 317,291,636
Mortgage-Backed Securities – 72,279,499 – 72,279,499
Municipal Bonds – 14,578,587 – 14,578,587
Preferred Stock 18,557,642 – – 18,557,642
Sovereign Debt – 25,088,934 – 25,088,934
U.S. Government and Agency Obligations – 19,031,305 – 19,031,305
Variable Rate Senior Loan Interests – 3,716,513 – 3,716,513
Short-Term Investments:
Repurchase Agreements – 12,152,511 – 12,152,511
$ 18,557,642 $ 466,302,366 $ 1,318,241 $ 486,178,249
Investments in Derivatives:
Cross Currency Swaps* – 989,902 – 989,902
Forward Foreign Currency Contracts* – 87,703 – 87,703
$ – $ 1,077,605 $ – $ 1,077,605
Liabilities at Fair Value:
Borrowings $ – $ 62,500,000 $ – $ 62,500,000
MFP Shares, Net $ – $ 69,767,885 $ – $ 69,767,885
Reverse Repurchase Agreements $ – $ 48,999,283 $ – $ 48,999,283
$ – $ 181,267,167 $ – $ 181,267,167

4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, JGH and NPCT may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the current fiscal period, JGH and NPCT’s outstanding unfunded senior loan commitments were as follows:
Participation Commitments for JGH and NPCT:
With respect to the senior loans held in JGH’s and NPCT’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons inter positioned between the Fund and the borrower. As of the end of the reporting period, JGH and NPCT had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
JLS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 47,744,857 $ 366,763 $ 48,111,620
Mortgage-Backed Securities – 85,648,318 – 85,648,318
Short-Term Investments:
U.S. Government and Agency Obligations – 2,113,091 – 2,113,091
$ – $ 135,506,266 $ 366,763 $ 135,873,029
Liabilities at Fair Value:
Borrowings $ – $ 2,520,000 $ – $ 2,520,000
Reverse Repurchase Agreements $ – $ 28,350,992 $ – $ 28,350,992
$ – $ 30,870,992 $ – $ 30,870,992
*
Represents net unrealized appreciation (depreciation).
Fund Outstanding Unfunded Loan Commitments
JGH $ 343,699
NPCT –
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
JGH Fixed Income Clearing Corporation $ 4,401,210 $ (4,489,384)
NPCT Fixed Income Clearing Corporation 12,152,511 (12,395,626)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
JGH
$ 168,511,776 $ — $ 170,846,479 $ —
NPCT
29,664,258 38,467,120 50,643,201 25,081,590
JLS
17,637,113 2,148,781 15,157,183 2,380,463

Notes to Financial Statements
(continued)
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts:
During the current fiscal period, JGH and NPCT used foreign exchange forwards to hedge its exposure to
Euro denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Cross Currency Swap Contracts:
NPCT uses cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. During the current fiscal period, NPCT used cross currency swaps to hedge its Euro exposure to U.S.
dollars.
Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk.
Cross currency swap contracts are valued daily. Upon entering into a cross currency swap contract the exchange of currencies takes place at the current spot rate. For an OTC Uncleared swap not cleared through a clearing house, the amount recorded on these transactions is recognized on the
Statement of Assets and Liabilities as a component of “Unrealized appreciation or deprecation on cross currency swaps contracts.”
Upon the execution of an OTC Cleared swap, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps contracts” on the Statement of Assets and
Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation, the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation, the clearing broker will debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swaps contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation (depreciation) on cross currency swaps contracts” as described in the preceding paragraph.
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
JGH $ 9,016,825
NPCT 7,942,821
Fund Counterparty
Gross Unrealized
Appreciation on
Forward Foreign
Currency Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts* Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
JGH Toronto Dominion Bank $ 121,447 $ (35,895) $ 85,552 $ - $ 85,552
NPCT Citibank N.A. 87,703 - 87,703 - 87,703
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.

The average notional amount of cross currency swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
* Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
NPCT $ 31,697,720
Fund Counterparty
Gross
Unrealized
Appreciation
on Swaps**
Gross
Unrealized
(Depreciation)
on Swaps**
Net Unrealized
Appreciation
(Depreciation)
on Swaps
Swaps
Premium
Paid
(Received)
Collateral
Pledged
to (from)
Counterparty***
Net
Exposure
NPCT Citibank N.A. $ 647,695 $ -   $ 647,695 $ 20,642 $ (766,174) $ (97,837)
J.P. Morgan Securities Inc. 175,362 -   175,362 (2,443) (272,523) (99,603)
Morgan Stanley Capital
Services LLC 166,845 -   166,845 (4) -   166,841
Total $ 989,902 $ -   $ 989,902 $ 18,195 $ (1,038,697) $ (30,599)
**  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
*** For NPCT, the amount is held in a segregated account at the custodian and not included on the Statement of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JGH
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
$ 121,447 Unrealized depreciation on
forward contracts
$ (35,895)
1 1 1 1 1 1 1 1
NPCT
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
87,703 - –
Cross Currency Swaps Foreign currency
exchange rate
Unrealized appreciation
on cross currency swap
contracts
*
989,902 - –
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JGH
Forward foreign currency contracts Foreign currency exchange rate $ 209,642 $ 112,272
NPCT
Forward foreign currency contracts Foreign currency exchange rate 16,991 103,358
Swap contracts Foreign currency exchange rate 435,185 (1)

Notes to Financial Statements
(continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
JGH – Rights Offering:
On October 8, 2025, the Board approved the terms of the issuance of transferable rights ("Rights") to the holders of the
Fund's common shares (par value $0.01 per share) ("Common Shares") as of October 21, 2025 (the "Record Date"). Holders of Common Shares on
the Record Date received one Right for each outstanding Common Share owned on the Record Date. The Rights entitled the holders to purchase one new Common Share for every four Rights held (1-for-4) for an aggregate of up to an additional 5,829,348 Common Shares.
Holders of Rights were entitled to subscribe for additional Common Shares (the "Offer") at a discount to the market price of the Common Shares, prior to 5:00 p.m., Eastern time, on November 20, 2025 (the "Expiration Date"). The subscription price per Common Share (the "Subscription Price")
was $12.49 per Common Share, which was equal to 90% of the Fund's net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date. The gross proceeds of the Offer were approximately $61.8 million.
The Common Shares subscribed for were issued on November 28, 2025, after completion and receipt of all shareholder payments. The final
Subscription Price was lower than the original estimated Subscription Price.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Taxable Fund Preferred Shares:
NPCT has issued and has outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the TFP Share.
• Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.
The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of
Operations.
JGH
Unaudited
Six Months
Ended
6/30/26
Year Ended
12/31/25
Common Shares:
Sold through rights offering — 4,948,444
Total — 4,948,444

For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “Taxable
Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Cost incurred in connection with its offering of TFP Shares, were recorded as a deferred charge and are being amortized over the life of the shares.
These offering costs are recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NPCT had $69,767,885 TFP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s TFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of TFP Shares outstanding, the annualized dividend rate and dividend rate as of the end of the period for the
Fund during the current fiscal period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption
Date Mode
NPCT A 70,000 $ 70,000,000 May 2, 2033 VRM
Fund
Average
Liquidation
Preference of TFP
Shares
Outstanding
Annualized
Dividend Rate
Dividend Rate
as of
End of Period
NPCT
$ 70,000,000 4.91% 4.84%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JGH
$ 528,223,662 $ 16,378,280 $ (6,345,896) $ 10,032,384
NPCT
577,293,425 2,177,362 (92,196,738) (90,019,376)
JLS
148,587,556 2,069,684 (14,784,211) (12,714,527)

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JGH
$ — $ — $ 9,262,533 $ (140,139,745) $ — $ (39,423) $ (130,916,635)
NPCT
— — (93,506,045) (75,818,652) — — (169,324,697)
JLS
— — (9,250,472) (5,457,746) — — (14,708,218)
Fund Short-Term Long-Term Total
JGH $ 28,186,573 $ 111,953,172 $ 140,139,745
NPCT 13,238,505 62,580,147 75,818,652
JLS 1,691,936 3,765,810 5,457,746
Average Daily Managed Assets
JGH
Fund-Level Fee
Rate
NPCT
Fund-Level
Fee Rate
For the first $500 million 0.7000% 0.8000%
For the next $500 million 0.6750 0.7750
For the next $500 million 0.6500 0.7500
For the next $500 million 0.6250 0.7250
For managed assets over $2 billion 0.6000 0.7000
JLS
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.8000%
For the next $125 million 0.7875
For the next $150 million 0.7750
For the next $600 million 0.7625
For managed assets over $1 billion 0.7500
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

As of the end of the reporting period, the annual fund-level and complex-level fee for each Fund was as follows:
Affiliated Investments:
 Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements and Reverse Repurchase Agreements
Borrowings:
Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each Fund’s maximum commitment amount under these Borrowings is as follows:
As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
JGH
0.6975% 0.1544% 0.8519%
NPCT
0.8000 0.1544 0.9544
JLS
0.7999 0.1544 0.9543
Issue
Value at
12/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
6/30/26
Value at
6/30/26
Dividend
Income
JGH
Exchange-Traded Funds
United States
Nuveen AA-BBB CLO ETF $ 3,006,000 $ – $ 2,989,200 $ (21,000) $ 4,200 – $ – $ –
Nuveen High Yield Corporate
Bond ETF 14,500,000 – 14,406,100 (74,600) (19,300) – – –
Nuveen Securitized Income
ETF 2,517,000 – 2,509,500 (4,000) (3,500) – – –
Total $20,023,000 $– $19,904,800 $(99,600) $(18,600) – $– $–
Fund
Maximum
Commitment
Amount
JGH
$ 150,000,000
NPCT
80,000,000
JLS
3,100,000
Fund
Outstanding
Balance
on Borrowings
JGH
$ 125,000,000
NPCT
62,500,000
JLS
2,520,000

Notes to Financial Statements
(continued)
JGH has entered into a 364-day revolving line of credit. Interest is charged on these Borrowings to the drawn amount at a rate per annum equal to one-month Term SOFR (“Secured Overnight Financing Rate”) plus 0.90%. The Fund also accrued a 0.15% per annum commitment fee based on the undrawn balance based on the maximum commitment amount of the Borrowings.
NPCT has entered into a committed financing agreement. Interest is charged on these Borrowings to the drawn amount at a rate per annum equal to Fed Funds plus 0.80% and accrues 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 10% and a one-time upfront fee of 0.05% of the maximum commitment amount.
JLS has entered into a committed financing agreement. Interest is charged on these Borrowings at OBFR (“Overnight Bank Funding Rate”) plus
1.70% per annum on the amount borrowed and 0.50% per annum on the undrawn balance which was waived for the reporting period.
During the current fiscal period, the average daily balance outstanding, average annual interest rate and interest rate as of end of the period on each
Fund’s Borrowings were as follows:
Other Borrowings Information for the Funds:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
Each Fund’s Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense and other fees incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense and amortization of offering costs” on the
Statement of Operations.
Rehypothecation:
JLS has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the
Pledged Collateral in its own name or in a name other than the Fund’s to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the
Borrowings to which the Pledged Collateral relates and (ii) 33
1⁄3
% of the Fund’s total assets. The Fund may designate any Pledged Collateral as ineligible for rehypothecation. The Fund may also recall Hypothecated Securities on demand.
The Fund also have the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund’s income generating potential may decrease. Even if a Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.
The Fund will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
As of the end of the reporting period, the Fund did not hold any Hypothecated Securities. During the current fiscal period, the Fund earned
Rehypothecation Fees of $121, which is recognized as "Rehypothecation income" on the Statement of Operations.
Reverse Repurchase Agreements:
During the current fiscal period, the fund utilized reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the current fiscal period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Interest Rate as of
End of Period
JGH
181 $ 125,000,000 4.68% 4.70%
NPCT
181 62,500,000 4.51 4.57
JLS
181 2,520,000 5.73 5.42

During the current fiscal period, the average daily balance outstanding, average annual interest rate and interest rate at the end of the period on the
Funds’ reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
/
11. Inter-Fund Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
JGH Societe Generale 4.08% $ (32,500,000) 12/31/49 $ (32,500,000) $ (32,788,339)
NPCT Societe Generale 3.97% (36,820,000) 6/12/27 (36,820,000) (36,897,148)
NPCT Toronto-Dominion Bank/The 4.22% (12,000,000) 6/17/27 (12,000,000) (12,102,135)
Total $(48,820,000) $(48,820,000) $(48,999,283)
JLS Lucid Prime Fund LLC 4.82% (7,068,000) 6/11/27 (7,068,000) (7,085,751)
JLS Royal Bank of Canada 5.18% (8,975,000) 4/16/27 (8,975,000) (9,071,657)
JLS Societe Generale 4.96% (12,094,000) 5/01/27 (12,094,000) (12,193,583)
Total $(28,137,000) $(28,137,000) $(28,350,992)
Fund
Utilization
period (days
outstanding)
Average
daily balance
outstanding
Weighted
Average annual
interest rate
Interest rate at
end of period
JGH 181 $ (32,500,000) 4.11% 4.14%
NPCT 181 (48,820,000) 4.14% 4.08%
JLS 181 (28,140,605) 4.93% 4.92%
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
JGH Societe Generale $ (32,788,339) $ (41,909,871)
NPCT Societe Generale (36,897,148) (48,499,861)
Toronto-Dominion Bank/The (12,102,134) (16,452,226)
JLS Lucid Prime Fund LLC (7,085,751) (8,886,264)
Royal Bank of Canada (9,071,657) (14,189,512)
Societe Generale (12,193,583) (16,210,588)
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Notes to Financial Statements
(continued)
12. Subsequent Events
Sub-Adviser merger:
At the close of business on July 31, 2026, TAL merged into NAM. In connection with this merger, effective August 1, 2026,
NAM became a sub-adviser to JLS.
JGH and NPCT – Name changes:
On August 25, 2026, the Board approved name changes for JGH and NPCT. Effective November 16, 2026, JGH will be renamed Nuveen Global Credit Income Fund and NPCT will be renamed Nuveen Credit and Impact Bond Fund.

Shareholder Meeting Report

(Unaudited)
The annual meeting of shareholders for JGH, JLS, and NPCT was held on April 16, 2026; at this meeting the shareholders were asked to elect Board
Members.
The vote totals for JGH, JLS, and NPCT are set forth below:
JGH JLS NPCT
Common shares
voting together as
a class
Common shares
voting together as
a class
Common shares and
Preferred Shares voting
together as a class
Preferred
Shares
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 23,018,434 3,899,952 20,911,101 -
Withhold 738,470 71,419 2,692,640 -
Total 23,756,904 3,971,371 23,603,741 -
Amy B. R. Lancellotta
For 23,043,682 3,886,694 20,827,869 -
Withhold 713,222 84,677 2,775,872 -
Total 23,756,904 3,971,371 23,603,741 -
John K. Nelson
For 21,492,451 3,719,863 17,601,337 -
Withhold 2,264,453 251,508 6,002,404 -
Total 23,756,904 3,971,371 23,603,741 -
Terence J. Toth
For 21,468,981 3,715,900 17,637,803 -
Withhold 2,287,923 255,471 5,965,938 -
Total 23,756,904 3,971,371 23,603,741 -
Albin F. Moschner
For - - - 70,000
Withhold - - - -
Total - - - 70,000
Margaret L. Wolff
For - - - 70,000
Withhold - - - -
Total - - - 70,000

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
JGH NPCT JLS
Common shares repurchased 0 0 0

Glossary of Terms Used in this Report

(Unaudited)
Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Commercial Mortgage-Backed Securities (CMBS):
Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multifamily housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCos investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and
there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood
(or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur.
Additionally, the trading behavior of a given issuer’s CoCos may be strongly impacted by the trading behavior of other issuers’
CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Mortgage-Backed Securities (MBS):
Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS)
or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-agency RMBS, depending on the issuer.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Glossary of Terms Users in the Report
(continued)

Residential Mortgage-Backed Securities (RMBS):
Residential mortgage-backed securities are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate. RMBS consist of agency and non-agency RMBS. Agency RMBS have agency guarantees that assure investors that they will receive timely payment of interest and principal, regardless of delinquency or default rates on the underlying loans. Agency RMBS include securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the
Federal Home Loan Mortgage Corporation, and other federal agencies, or issues guaranteed by them. Non-agency RMBS do not have agency guarantees. Non-agency RMBS have credit enhancement built into the structure to shield investors from borrower delinquencies. The spectrum of non-agency residential mortgage loans includes traditional jumbo loans (prime), alternative-A loans
(Alt-A), and home equity loans (subprime).

Statement Regarding Basis for Approval of
Investment Advisory Contract

(Unaudited)
Nuveen Global High Income Fund
Nuveen Core Plus Impact Fund
Nuveen Mortgage and Income Fund
(collectively, the “Funds” )
I. The Approval Process
At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) pursuant to which NFAL serves as the investment adviser to such Fund. The Board also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with: (i) in the case of Nuveen
Global High Income Fund and Nuveen Core Plus Impact Fund (the “Core Plus Impact Fund”), Nuveen Asset Management, LLC (“NAM”); and (ii)
in the case of Nuveen Mortgage and Income Fund (the “Mortgage and Income Fund”), Teachers Advisors, LLC (“TAL”; NAM and TAL are each, a
“Sub-Adviser”). At the time of the Meeting, prior to the Restructuring (as defined below), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen,
LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. NAM is also an affiliate of NFAL.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment
Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management
Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are
collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members
considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d)
compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable);
(f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; (j) management of distributions; and (k) with respect to closed-end funds, closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b)
a review of each Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe, as well as a description of Broadridge’s methodology in compiling the expense universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the
Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory
Agreements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”)
to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the
Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Investment Management Agreements and the Sub-Advisory Agreements between NFAL and NAM (collectively, the “NAM Sub-Advisory
Agreements”) on behalf of the applicable Funds through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of such Advisory Agreements is set forth in Section II below.
At the May Meeting, in addition to revising the renewal schedule, management also proposed an internal restructuring (the “Restructuring”)
pursuant to which TAL would be merged into NAM, anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, for the Fund currently sub-advised by TAL (i.e., the Mortgage and Income Fund), that NAM would serve as the sub-adviser to such Fund pursuant to a new sub-advisory agreement with NAM on behalf of such Fund (the “New Sub-Advisory Agreement”). At the
May Meeting, the Board approved the New Sub-Advisory Agreement to continue through July 31, 2027. A discussion of the Board’s approval at the
May Meeting of the New Sub-Advisory Agreement is set forth in Section II below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and each Sub-Adviser in providing services to the applicable Fund(s).
The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel;
succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.
In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, each Fund utilizes the respective Sub-Adviser and its investment teams to manage the portfolios of such Fund subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the applicable Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by such Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The
Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.
In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management;
oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
The Board Members were aware that the Core Plus Impact Fund gained exposure to certain investments through its wholly-owned subsidiary organized under the law of the Cayman Islands. The consideration of services to such Fund and related management fees encompassed this arrangement.
With respect to closed-end Nuveen funds, such services also include managing leverage; managing distributions; providing capital management and secondary market services (such as implementing common share shelf offerings, rights offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee
monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment
Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ended December 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.
In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
With respect to closed-end Nuveen funds, the Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviewed certain performance data reflecting, among other things, premium/discount data at their quarterly meetings with an annual review of the closed-end fund market for the 2025 calendar year at the February Meeting. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.
Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.
With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.
In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-
wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data.
More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). The Board considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.
In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.
The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.
The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end Nuveen funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for the Adviser and Sub-Advisers (as applicable) given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the applicable fund’s return.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to each Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the applicable Fund.
Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts
(“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable).
The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements;
the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the closed-end Nuveen funds. Further, the Board considered the differences in risks the
Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Advisers, the Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.
The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b)
certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate
(i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.
In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).
Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or a Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the
Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-
level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-
level breakpoints and the complex-level breakpoints for the 2025 calendar year. With respect to closed-end funds, the Board considered the limited ability of closed-end funds to increase their assets as fund growth is primarily a result of portfolio appreciation with some funds occasionally raising assets in rights offerings and shelf offerings. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the
Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.
In addition, the Board Members considered that the Adviser and the Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.

F. Additional Fund-Specific Factors
For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.
Nuveen Global High Income Fund
Relative Net Performance
Comparative Fees and Expenses
___________________________________________________________________________
Nuveen Core Plus Impact Fund
Relative Net Performance
Comparative Fees and Expenses
•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
•• In considering the Fund’s position relative to the peers in the Expense Universe, the Board considered a discussion of the differences in the investment strategies of the peers compared to that of the Fund limiting some of the value of the comparative data. The Board also considered that the Fund’s total expense ratio improved from the prior year.
___________________________________________________________________________
Nuveen Mortgage and Income Fund
Relative Net Performance
Comparative Fees and Expenses
•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
___________________________________________________________________________
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Third Quartile First Quartile Second Quartile
Performance Benchmark
Underperformed Outperformed Outperformed
Expense Universe
Actual Management Fee Rate
At Median
Net Total Expense Ratio
Below Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile Fourth Quartile N/A
Performance Benchmark
Outperformed Outperformed N/A
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile Second Quartile Second Quartile
Performance Benchmark
Outperformed Outperformed Outperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Below Median

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
G. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.
II. Subsequent Approvals of Advisory Agreements
As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds and NAM would become sub-
adviser to the TC Funds as well as other existing funds currently sub-advised by TAL, including the Mortgage and Income Fund.
At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes as appropriate to reflect the Restructuring and the NAM Sub-Advisory Agreements on behalf of the applicable Funds to continue through July 31,
2027. In addition, the Board approved the New Sub-Advisory Agreement on behalf of the Mortgage and Income Fund to continue through July
31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Investment Management Agreements and the NAM Sub-Advisory Agreements and the
Restructuring, and the impact of the Restructuring on the provision of services and the related New Sub-Advisory Agreement.
In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Investment Management
Agreements and the NAM Sub-Advisory Agreements and approval of the New Sub-Advisory Agreement. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, TAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Investment Management Agreements and the
NAM Sub-Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the
Restructuring.
The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and Adviser as a result of the Restructuring, any material conflicts of interest that may arise for the Adviser as a result of the Restructuring, the terms of the New Sub-Advisory Agreement and any costs associated with the Restructuring.
In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in
(a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds;
(c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements, including with respect to the complex-wide fee structure. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory and/or sub-advisory services to the Fund previously sub-advised by TAL (i.e., the Mortgage and Income Fund). The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds. The Board also considered the terms of the New Sub-Advisory Agreement and the fees paid thereunder to NAM. The Board considered that the fee rates would not change under the New Sub-Advisory Agreement and that NFAL would be responsible to pay NAM as the sub-adviser to the Mortgage and
Income Fund under the New Sub-Advisory Agreement.
In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that the Adviser and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Investment Management Agreement and NAM Sub-Advisory Agreement were reasonable, that the fees of each of the Adviser and
Sub-Adviser were reasonable in light of the services provided to each applicable Fund and that each of the foregoing be renewed for an additional one-year period through July 31, 2027. Similarly, with respect to the Mortgage and Income Fund, the Board Members concluded that the terms of the New Sub-Advisory Agreement were reasonable, that the fees of the applicable sub-adviser (i.e., NAM) were reasonable in light of the services provided to the Mortgage and Income Fund and that the New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0626P 5711754
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Mortgage and Income Fund

Date: September 3, 2026	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 3, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)